UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2790
                                   --------

                   Franklin California Tax-Free Income Fund
                   ----------------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 9/30/03
                          -------

Item 1. Reports to Stockholders.

                               SEPTEMBER 30, 2003
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                               [PHOTO OMITTED]


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         SEMIANNUAL REPORT AND SHAREHOLDER LETTER  |  TAX-FREE INCOME
--------------------------------------------------------------------------------

                               FRANKLIN CALIFORNIA
                              TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

WANT TO RECEIVE
THIS DOCUMENT
FASTER VIA EMAIL?
Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.

--------------------------------------------------------------------------------

                                  [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.





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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------


[PHOTO OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ...............   1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund .............   4


SEMIANNUAL REPORT

Franklin California Tax-Free
Income Fund ......................   8

Performance Summary ..............  13

Financial Highlights and
Statement of Investments .........  16

Financial Statements .............  50

Notes to Financial Statements ....  54

Proxy Voting Policies and
Procedures .......................  58


--------------------------------------------------------------------------------

Semiannual Report

Franklin California
Tax-Free Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes through a portfolio consisting mainly of California municipal bonds. 1


--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
Franklin California Tax-Free Income Fund
Based on Total Long-term Investments as of 9/30/03

[PIE CHART]

AAA ..................... 51.0%
AA ......................  4.8%
A ....................... 18.9%
BBB ..................... 24.3%
Below Investment Grade ..  1.0%


*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.
--------------------------------------------------------------------------------




This semiannual report for Franklin California Tax-Free Income Fund covers the period ended September 30, 2003.


PERFORMANCE OVERVIEW
Because bond yield and price move in opposite directions, as yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $7.24 on March 31, 2003, to $7.17 on September 30, 2003. The Fund's Class A shares paid dividends totaling 17.20



1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.


8 |  Semiannual Report

DIVIDEND DISTRIBUTIONS
Franklin California Tax-Free Income Fund
4/1/03-9/30/03

--------------------------------------------------------------------------------
                                             DIVIDEND PER SHARE
                             ---------------------------------------------------
   MONTH                      CLASS A      CLASS B      CLASS C    ADVISOR CLASS
--------------------------------------------------------------------------------
   April                      2.90 cents   2.55 cents   2.56 cents   2.95 cents
--------------------------------------------------------------------------------
   May                        2.90 cents   2.55 cents   2.56 cents   2.95 cents
--------------------------------------------------------------------------------
   June                       2.85 cents   2.51 cents   2.50 cents   2.90 cents
--------------------------------------------------------------------------------
   July                       2.85 cents   2.51 cents   2.50 cents   2.90 cents
--------------------------------------------------------------------------------
   August                     2.85 cents   2.52 cents   2.51 cents   2.90 cents
--------------------------------------------------------------------------------
   September                  2.85 cents   2.52 cents   2.51 cents   2.90 cents
--------------------------------------------------------------------------------
   TOTAL                     17.20 CENTS  15.16 CENTS  15.14 CENTS  17.50 CENTS
--------------------------------------------------------------------------------




cents per share for the same period. The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.57%. An investor in the 2003 maximum combined federal and California state personal income tax bracket of 41.05% would need to earn a distribution rate of 7.75% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the six months under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.


STATE UPDATE

During the six months under review, California's economy continued to experience a significant downturn resulting from weaker exports and a sluggish national economy. The state's personal income growth slightly outpaced the nation even though revenue from sales taxes and corporate taxes remained low. Revenue declines were due in part to the high-tech sector slowdown; however, on a more positive note, the San Francisco District of the Federal Reserve reported demand for semiconductors improved as of September 3, 2003, particularly for leading-edge products. In addition, semiconductor prices rose slightly, though competition held down prices for most IT products.





                                                           Semiannual Report | 9

[SIDEBAR]
PORTFOLIO BREAKDOWN
Franklin California Tax-Free Income Fund
9/30/03

--------------------------------------
                           % OF TOTAL
                LONG-TERM INVESTMENTS
--------------------------------------
  Transportation                18.8%
--------------------------------------
  Hospital & Health Care        15.5%
--------------------------------------
  General Obligation            14.1%
--------------------------------------
  Subject to Government
  Appropriations                12.5%
--------------------------------------
  Utilities                     11.5%
--------------------------------------
  Prerefunded                    9.7%
--------------------------------------
  Tax-supported                  9.5%
--------------------------------------
  Other Revenue                  3.4%
--------------------------------------
  Housing                        2.9%
--------------------------------------
  Higher Education               2.1%


According to California's Legislative Analyst's Office, the state reported a cumulative $12.5 billion shortfall for fiscal year 2003. The governor balanced California's 2003 budget through a variety of methods including reliance on sizable short-term borrowings, and use of spending deferral and other non-recurring resources such as deficit bonds; this pattern of borrowing and deferring payments to meet budget shortfalls is expected to continue through 2005.2

California's recently concluded budget for the coming 2004 fiscal year added a number of recurring structural improvements, including a $4 billion increase in the motor vehicle license fee and cuts in spending programs.2 While Moody's Investors Service confirmed the state's general obligation (GO) debt rating of A3 in September 2003, California's credit rating outlook is negative, reflecting a view that the state will have substantial difficulty closing the anticipated budget gap in the 2005 budget cycle.3 Still, according to Moody's, California's economy is expected to slightly outpace the nation's.


INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of coupons, calls and maturities. This broad diversification helps stabilize Fund share price. We generally stay fully invested to support income distribution.


ECONOMIC AND MARKET OVERVIEW

The municipal bond market, like other bond markets, was volatile over the six-month period ended September 30, 2003. The market struggled with geopolitical events, an accommodative Federal Reserve Board (Fed), mixed economic releases, a strong equity market, and a record level of new bond issuance. From April 1 through mid-June, the municipal bond market generally performed well as yields decreased to historically low levels; the Municipal Market Data AAA 10-year yield fell from 3.63% at the beginning of the period to 2.85% on June 13, and the 30-year yield declined from 4.73% to 4.20% over the same period.4 Market strength was driven by perceptions that inflation would stay low and the Fed would remain accommodative as economic indicators seemed to show little growth. At its May



2. Source: Moody's Investors Service, "Rating Update: California (State of)," 9/18/03 and "Rating Update: California (State of)," 8/4/03.
3. This does not indicate Moody's rating of the Fund.
4. Source: Thomson Financial.



10 |  Semiannual Report
meeting the Fed in fact warned the economy risked further weakening. First quarter 2003 gross domestic product was lower than expected, the employment outlook was declining, and consumer confidence remained low.

The Municipal Market Data AAA 10-year yield increased from 2.85% on June 13 to 3.47% on September 30, and the 30-year yield rose from 4.20% to 4.73% for the same period.4 The yield increase was attributed to rising consumer confidence driven by several factors that were perceived to put the economy in a stronger posture toward growth. The Fed reduced the federal funds target rate by 25 basis points (0.25%) rather than the widely expected 50 basis points (0.50%) at its June meeting, bringing the yield to 1.00%. Furthermore, the Fed left the federal funds target rate unchanged at its August meeting citing indications of a strengthening economy as second quarter gross domestic product was higher than expected. With signs of economic growth, historically low interest rates, passage of the president's tax plan, and diminishing concerns around pending geopolitical risks, the market drove yields higher through the last month of the reporting period.


MANAGER'S DISCUSSION

Early in the reporting period, we followed our value-oriented strategy, investing primarily for income. We looked to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call options. We changed our general investment focus in July, however, when municipal bond market yields began to increase significantly. As a result, we concentrated more on executing tax loss swaps that entailed selling bonds purchased in a lower interest rate environment, and purchasing similarly structured bonds. This strategy enabled the Fund to book losses that may be used to offset future capital gains, and allowed it to increase the portfolio's book yield or distributable yield.

Consistent with our income-oriented investment philosophy, we generally invest in bonds that we believe should provide the most relative value from an income perspective, and we are comfortable holding them unless we find an opportunity to enhance the portfolio's structure or increase its future income-earning potential. As a result of our strategy, the Fund is generally more weighted in higher coupon bonds purchased in a more favorable yield environment. Such bonds are susceptible to being called when interest rates decline. On the other hand, many of the higher coupon bonds that we continue to hold have recently traded at a premium, which generally makes them less price sensitive to interest rate fluctuations and





                                                          Semiannual Report | 11
thus behave defensively through an increasing interest rate cycle. Furthermore, our higher coupon bonds allowed us to distribute an attractive tax-free distribution yield, which we expect ultimately to drive our intermediate- and long-term performance.

Thank you for your participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.








12 |  Semiannual Report

Performance Summary as of 9/30/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
-----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE           9/30/03          3/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.07             $7.17            $7.24
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-9/30/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1720
-----------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE           9/30/03          3/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.07             $7.16            $7.23
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-9/30/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1516
-----------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE           9/30/03          3/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.07             $7.16            $7.23
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-9/30/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1514
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE           9/30/03          3/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.07             $7.16            $7.23
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-9/30/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1750




    Semiannual Report | Past performance does not guarantee future results. | 13

PERFORMANCE
-----------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +1.43%         +1.69%           +24.74%          +69.00%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -2.86%         -2.65%            +3.62%           +4.92%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 3                          4.57%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4       7.75%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                  4.16%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                   7.06%
-----------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH         1-YEAR            3-YEAR   INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +1.14%         +1.11%           +17.38%          +20.68%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -2.82%         -2.76%            +4.58%           +3.69%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 3                          4.22%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4       7.16%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                  3.79%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                   6.43%
-----------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +1.14%         +1.11%           +21.12%          +55.03%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -0.81%         -0.80%            +3.69%           +5.22%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 3                          4.17%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4       7.07%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                  3.75%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                   6.36%
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS6                        6-MONTH         1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +1.47%         +1.77%           +24.77%          +69.05%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          +1.47%         +1.77%            +4.53%           +5.39%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 3                          4.86%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4       8.24%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                  4.45%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                   7.55%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.




14 | Past performance does not guarantee future results. | Semiannual Report

ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and Advisor) per share on 9/30/03.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/03.

6. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +8.71% and +4.27%.



    Semiannual Report | Past performance does not guarantee future results. | 15

Franklin California Tax-Free Income Fund

FINANCIAL HIGHLIGHTS


                                            ----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                            SEPTEMBER 30, 2003                        YEAR ENDED MARCH 31,
CLASS A                                        (UNAUDITED)         2003         2002          2001         2000         1999
                                            ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of period .....          $7.24         $7.07        $7.24         $6.88        $7.40         $7.35
                                            ----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ..........            .17           .35          .37           .37           .38          .39

 Net realized and unrealized
  gains (losses) .........................           (.07)          .21         (.16)          .36          (.53)         .07
                                            ----------------------------------------------------------------------------------
Total from investment operations .........            .10           .56          .21           .73          (.15)         .46
                                            ----------------------------------------------------------------------------------

Less distributions from:

 Net investment income ...................           (.17)         (.36)        (.37)         (.37)         (.36)        (.39)

 Net realized gains ......................             --          (.03)        (.01)           --          (.01)        (.02)
                                            ----------------------------------------------------------------------------------
Total distributions ......................           (.17)         (.39)        (.38)         (.37)         (.37)        (.41)
                                            ----------------------------------------------------------------------------------
Net asset value, end of period ...........          $7.17         $7.24        $7.07         $7.24         $6.88        $7.40
                                            ----------------------------------------------------------------------------------

Total return b ...........................          1.43%         8.05%        2.87%        10.98%       (1.97)%       6.43%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........    $12,791,485   $13,376,339  $13,016,197   $13,279,037   $12,859,577  $15,473,713

Ratio to average net assets:

 Expenses ................................           .56%c         .57%         .57%          .57%          .57%         .57%

 Net investment income ...................          4.84%c        4.90%        5.08%         5.31%         5.40%        5.21%

Portfolio turnover rate ..................          8.21%        11.92%       13.23%         5.83%        12.10%       18.66%



a Based on average shares outstanding effective March 31, 2000.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.




16 |  Semiannual Report

Franklin California Tax-Free Income Fund

                                                      ------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                      SEPTEMBER 30, 2003                 YEAR ENDED MARCH 31,
CLASS B                                                  (UNAUDITED)     2003         2002       2001        2000       1999 C
                                                      ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............           $7.23      $7.07        $7.24      $6.87       $7.39       $7.41
                                                      ------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ..................             .15        .31          .33        .33         .34         .10

 Net realized and unrealized gains (losses) ......            (.07)       .20         (.16)       .37        (.52)       (.03)
                                                      ------------------------------------------------------------------------
Total from investment operations .................             .08        .51          .17        .70        (.18)        .07
                                                      ------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................            (.15)      (.32)        (.33)      (.33)       (.33)       (.09)

 Net realized gains ..............................              --       (.03)        (.01)        --        (.01)         --
                                                      ------------------------------------------------------------------------
Total distributions ..............................            (.15)      (.35)        (.34)      (.33)       (.34)       (.09)
                                                      ------------------------------------------------------------------------
Net asset value, end of period ...................           $7.16      $7.23        $7.07      $7.24       $6.87       $7.39
                                                      ------------------------------------------------------------------------

Total return b ...................................           1.14%      7.46%        2.15%     10.51%     (2.51)%       .88%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................        $391,347   $402,085     $309,196   $193,428    $110,933     $43,674

Ratio to average net assets:

 Expenses ........................................           1.13%d     1.14%        1.14%      1.14%       1.14%       1.14%d

 Net investment income ...........................           4.27%d     4.33%        4.51%      4.73%       4.87%       4.59%d

Portfolio turnover rate ..........................           8.21%     11.92%       13.23%      5.83%      12.10%      18.66%


a Based on average shares outstanding effective March 31, 2000.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 1999 (effective date) to March 31, 1999.
d Annualized




                                                          Semiannual Report | 17

Franklin California Tax-Free Income Fund

                                                       -----------------------------------------------------------------------
                                                        SIX MONTHS ENDED
                                                       SEPTEMBER 30, 2003               YEAR ENDED MARCH 31,
CLASS C                                                   (UNAUDITED)    2003         2002       2001        2000        1999
                                                       -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................        $7.23      $7.06        $7.23      $6.87       $7.39       $7.35
                                                       -----------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a .....................          .15        .31          .33        .33         .34         .35

 Net realized and unrealized gains (losses) .........         (.07)       .21         (.16)       .36        (.53)        .06
                                                       -----------------------------------------------------------------------
Total from investment operations ....................          .08        .52          .17        .69        (.19)        .41
                                                       -----------------------------------------------------------------------
Less distributions from:

 Net investment income ..............................         (.15)      (.32)        (.33)      (.33)       (.32)       (.35)

 Net realized gain ..................................           --       (.03)        (.01)        --        (.01)       (.02)
                                                       -----------------------------------------------------------------------
Total distributions .................................         (.15)      (.35)        (.34)      (.33)       (.33)       (.37)
                                                       -----------------------------------------------------------------------
Net asset value, end of period ......................        $7.16      $7.23        $7.06      $7.23       $6.87       $7.39
                                                       -----------------------------------------------------------------------

Total return b ......................................        1.14%      7.46%        2.29%     10.38%     (2.54)%      5.70%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...................     $517,499   $538,460     $464,108   $393,652    $367,874    $464,535

Ratio to average net assets:

 Expenses ...........................................        1.13%c     1.13%        1.14%      1.14%       1.14%       1.14%

 Net investment income ..............................        4.27%c     4.34%        4.52%      4.74%       4.82%       4.61%

Portfolio turnover rate .............................        8.21%     11.92%       13.23%      5.83%      12.10%      18.66%



a Based on average shares outstanding effective March 31, 2000.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.




18 |  Semiannual Report

Franklin California Tax-Free Income Fund

                                                                ---------------------------------------
                                                                 SIX MONTHS ENDED      PERIOD ENDED
                                                                SEPTEMBER 30, 2003       MARCH 31,
ADVISOR CLASS                                                     (UNAUDITED)        2003        2002C
                                                                ---------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................          $7.23         $7.07       $7.29
                                                                ---------------------------------------

Income from investment operations:

 Net investment income a ...................................            .18           .36         .19

 Net realized and unrealized gains (losses) ................           (.07)          .19        (.24)
                                                                ---------------------------------------
Total from investment operations ...........................            .11           .55        (.05)
                                                                ---------------------------------------
Less distributions from:
 Net investment income .....................................           (.18)         (.36)       (.16)

 Net realized gain .........................................             --          (.03)       (.01)
                                                                ---------------------------------------
Total distributions ........................................           (.18)         (.39)       (.17)
                                                                ---------------------------------------
Net asset value, end of period .............................          $7.16         $7.23       $7.07
                                                                ---------------------------------------

Total return b .............................................          1.47%         8.00%      (.80)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................        $13,831       $10,217      $2,134

Ratio to average net assets:

 Expenses ..................................................           .48%d         .49%        .49%d

 Net investment income .....................................          4.92%d        4.98%       5.25%d

Portfolio turnover rate ....................................          8.21%        11.92%      13.23%



a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.
c For the period October 1, 2001 (effective date) to March 31, 2002.
d Annualized




                     Semiannual Report | See notes to financial statements. | 19

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  BONDS 85.8%
  ABAG Finance Authority for Nonprofit Corps. COP,
     6.75%, 8/01/20 .................................................................   $    3,955,000   $       4,288,604
     6.125%, 3/01/21 ................................................................        4,245,000           4,649,039
     Butte Valley-Tulelake Rural Health, 6.65%, 10/01/22 ............................          855,000             866,508
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ..........................        6,000,000           6,100,380
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ..........................       18,625,000          18,088,786
     Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ..........        5,000,000           5,245,800
     Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ...............        5,000,000           5,172,300
     Milestones Human Services Inc., California Mortgage Insured, 5.65%, 7/01/22 ....        2,000,000           2,110,740
     Miramonte Mental Health Services, California Mortgage Insured, 6.60%, 7/01/22 ..        1,250,000           1,265,850
     Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ..................        5,525,000           5,832,080
     Rehabilitation Mental Health Services Inc. Project, California Mortgage Insured,
      6.50%, 6/01/12 ................................................................        1,855,000           1,878,614
     Rehabilitation Mental Health Services Inc. Project, California Mortgage Insured,
      6.55%, 6/01/22 ................................................................        2,370,000           2,400,218
     Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 .........        5,000,000           4,941,800
  ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments,
   Series A, 5.45%, 4/01/39 .........................................................        5,500,000           5,532,615
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Association,
     Series A, 6.125%, 8/15/20 ......................................................       23,525,000          24,772,531
     Series C, 5.375%, 3/01/21 ......................................................        5,000,000           4,941,300
  ABAG Finance Corp. COP, ABAG XXV, 6.80%, 8/01/12 ..................................        3,040,000           3,083,229
  ABAG Revenue,
     Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.125%, 9/01/21 ..        4,760,000           4,902,562
     Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.20%, 9/01/27 ...        4,140,000           4,198,912
     Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 .............        5,000,000           5,308,700
     Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 .............        3,670,000           3,866,162
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
   5.30%, 10/01/21 ..................................................................        5,450,000           5,865,018
  Alameda Corridor Transportation Authority Revenue, senior lien, Series A, MBIA Insured,
   5.00%, 10/01/29 ..................................................................       24,490,000          24,747,145
  Alameda County COP, Alameda County Medical Center Project, MBIA Insured,
     5.00%, 6/01/23 .................................................................       19,195,000          19,946,292
     5.30%, 6/01/26 .................................................................        7,000,000           7,078,680
     5.00%, 6/01/28 .................................................................        8,925,000           9,142,681
  Alhambra RDA, Tax Allocation, Industrial Redevelopment Project, Refunding, 6.375%,
   5/01/23 ..........................................................................        2,560,000           2,596,429
  Alvord USD, GO, Series A, FGIC Insured, 5.375%, 8/01/27 ...........................        6,100,000           6,492,718
  Anaheim PFA, Lease Revenue, Public Improvements Project, Series A, FSA Insured,
     5.00%, 9/01/27 .................................................................        8,900,000           8,981,168
     5.00%, 3/01/37 .................................................................      100,000,000         100,605,000
  Anaheim PFAR, Electric Systems Distribution Facilities, MBIA Insured,
     5.00%, 10/01/28 ................................................................       10,765,000          10,872,542
     5.00%, 10/01/31 ................................................................       15,000,000          15,151,500
  Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1, MBIA
   Insured, 5.50%, 8/01/22 ..........................................................        4,870,000           5,260,915


20 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Antioch PFA, Reassessment Revenue, sub. lien,
     Refunding, 5.60%, 9/02/09 ......................................................   $    1,225,000   $       1,301,416
     Refunding, Series B, 5.50%, 9/02/08 ............................................        1,165,000           1,229,984
     Series B, 5.30%, 9/02/06 .......................................................        2,095,000           2,220,009
  Arcadia Hospital Revenue, Methodist Hospital of Southern California,
     6.50%, 11/15/12 ................................................................        2,295,000           2,324,950
     6.625%, 11/15/22 ...............................................................        3,750,000           3,793,875
  Auburn USD, COP, Land Acquisition Program, Series A, FSA Insured, 7.00%, 9/01/28 ..        2,770,000           2,977,889
  Baldwin Park PFAR, Tax Allocation,
     Series A, 7.75%, 8/01/19 .......................................................        5,265,000           5,357,453
     Series A, Pre-Refunded, 7.10%, 9/01/24 .........................................        2,000,000           2,149,980
     Series B, 7.75%, 8/01/21 .......................................................        5,795,000           5,890,965
  Belmont - Redwood Shores School District, Series A, 5.50%, 9/01/22 ................        6,500,000           6,955,975
  Belmont RDA, Tax Allocation, Los Costanos Community Development, Series A, Pre-Refunded,
     6.70%, 8/01/14 .................................................................        1,235,000           1,317,893
     6.80%, 8/01/23 .................................................................        2,310,000           2,466,965
  Berkeley COP, Building Acquisition and Improvement Projects, AMBAC Insured, 5.00%,
   2/01/33 ..........................................................................        8,170,000           8,248,350
  Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA Insured,
   5.80%, 9/02/17 ...................................................................        5,110,000           5,705,724
  Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ...............          795,000             798,474
  Burbank RDA, Tax Allocation,
     City Center Redevelopment Project, Refunding, Series A, FSA Insured, 5.50%,
      12/01/23 ......................................................................        5,000,000           5,116,850
     Refunding, Series A, 6.00%, 12/01/23 ...........................................        6,500,000           6,682,390
  Burton Elementary School District COP, Loan Acquisition, Capital Appreciation,
     Series A, FSA Insured, 6.60%, 9/01/27 ..........................................          770,000             780,472
     Series B, FSA Insured, 6.60%, 9/01/27 ..........................................          285,000             288,876
  California Counties Lease Financing Authority COP, CSAC Financing Corp., Amador County
   Project, ETM, 7.70%, 10/01/09 ....................................................        2,130,000           2,543,071
  California County California Tobacco Securitization Agency Tobacco Revenue, Asset-Backed,
   Alameda County, 5.875%, 6/01/35 ..................................................        7,500,000           6,065,250
  California County Tobacco Securitization Agency Revenue, Asset-Backed,
     Gold Country Funding Corp., 6.00%, 6/01/38 .....................................       10,000,000           8,154,600
     Golden Gate, Series A, 6.00%, 6/01/43 ..........................................       10,000,000           7,951,700
     Kern County Corp., Series A, 6.125%, 6/01/43 ...................................       28,135,000          22,808,482
     Kern County Corp., Series B, 6.25%, 6/01/37 ....................................       19,460,000          16,695,512
     Sonoma County Corp., Series A, 5.875%, 6/01/43 .................................       30,000,000          23,540,700
  California County Tobacco, Securitization Agency Tobacco Revenue, Asset Backed,
     Merced Funding Corp., Series, 5.875%, 6/01/43 ..................................       10,235,000           8,031,302
     Stanislaus Fund, Series A, 5.875%, 6/01/43 .....................................        8,690,000           6,818,956
  California Educational Facilities Authority Revenue,
     Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ............       10,000,000          10,138,400
     Pooled College and University, Series B, 6.75%, 6/01/30 ........................       11,495,000          12,162,170
     Stanford University, Refunding, Series O, 5.125%, 1/01/31 ......................       21,250,000          21,604,663
     Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ...................        4,965,000           5,284,796


                                                          Semiannual Report | 21

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Health Facilities Financing Authority Revenue,
     AIDS Health Care Foundation, Refunding, Series C, California Mortgage Insured,
      6.25%, 9/01/17 ................................................................   $    1,750,000   $       1,773,503
     California Autism Foundation Inc., Series A, CHFCLP Insured, 6.25%, 11/01/20 ...        3,560,000           3,800,620
     Casa Colina, 6.125%, 4/01/32 ...................................................       10,300,000          10,626,407
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ....       12,500,000          14,175,625
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ....        7,300,000           8,115,848
     Catholic Healthcare West, Series A, 5.00%, 7/01/18 .............................       40,000,000          38,660,400
     Catholic Healthcare West, Series A, 5.00%, 7/01/28 .............................      140,630,000         127,499,377
     Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 ...............        5,000,000           5,274,350
     Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 ..............       11,500,000          11,684,805
     Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ...........        8,355,000           8,949,041
     Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/27 ...........       15,600,000          15,798,588
     Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ............       52,500,000          53,631,375
     Clinicas Del Camino, Series A, CHFCLP Insured, 6.55%, 5/01/25 ..................        4,500,000           4,752,450
     County Program, Series B, 7.20%, 1/01/12 .......................................        2,115,000           2,120,330
     El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 .........................        3,350,000           3,429,697
     Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ....................        5,000,000           5,253,300
     Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ....................       25,390,000          25,570,015
     Familiesfirst, Series A, California Mortgage Insured, 6.00%, 12/01/25 ..........       11,365,000          12,099,861
     Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%, 12/01/22 ............        4,240,000           4,320,051
     Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ......................       71,050,000          71,077,710
     Insured Health Facility Help Group, Series A, California Mortgage Insured, 6.10%,
      8/01/25 .......................................................................       12,905,000          14,170,722
     Insured Health Facility-Valleycare, Series A, California Mortgage Insured, 5.25%,
      5/01/22 .......................................................................        5,000,000           4,988,000
     Kaiser Permanente, Series A, 5.40%, 5/01/28 ....................................       46,000,000          46,723,120
     Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 .......................       32,295,000          33,647,515
     Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 .......................      136,775,000         137,922,542
     Kaiser Permanente, Series B, 5.25%, 10/01/16 ...................................        7,515,000           7,814,473
     Kaiser Permanente, Series B, 5.00%, 10/01/18 ...................................       38,260,000          39,074,555
     Kaiser Permanente, Series B, 5.00%, 10/01/20 ...................................       38,020,000          38,175,882
     Kaiser Permanente, Series B, 5.40%, 5/01/28 ....................................       80,000,000          81,257,600
     Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ........        6,000,000           6,088,380
     Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ......        5,500,000           5,402,430
     Mills-Peninsula Health, Refunding, Series A, Connie Lee Insured, 5.75%, 1/15/15        11,500,000          12,269,005
     Mills-Peninsula Health, Series B, Connie Lee Insured, 5.75%, 1/15/15 ...........        5,665,000           6,043,819
     Northern California Presbyterian, 5.40%, 7/01/28 ...............................        6,340,000           6,392,178
     On Lok Senior Health Services, Series A, CHFCLP Insured, 6.40%, 12/01/12 .......        2,000,000           2,037,440
     On Lok Senior Health Services, Series A, CHFCLP Insured, 6.50%, 12/01/22 .......        7,525,000           7,667,072
     Paradise Valley Estates, 5.125%, 1/01/22 .......................................        6,610,000           6,460,151
     Paradise Valley Estates, 5.25%, 1/01/26 ........................................        5,000,000           4,928,600
     Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 .....        8,500,000           9,381,960
     Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22 ............        9,725,000          10,052,246
     Small Facilities Loan, Health Facilities, Refunding, Series B, California Mortgage
      Insured, 7.50%, 4/01/22 .......................................................        5,000,000           5,443,750
     Small Facilities Loan, Health Facilities, Series A, CHFCLP Insured, 6.75%, 3/01/20      3,715,000           3,765,821
     Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 .................        3,070,000           3,143,035
     St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%, 10/01/23         7,000,000           7,687,680


22 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Health Facilities Financing Authority Revenue, (cont.)
     St. Paul's Episcopal Home, CHFCLP Insured, 6.50%, 9/01/14 ......................   $    2,595,000   $       2,741,514
     Stanford Hospital and Clinics, Series A, 5.00%, 11/15/23 .......................        5,000,000           4,987,150
     Sutter Health Project, Series A, MBIA Insured, 5.35%, 8/15/28 ..................        6,650,000           6,872,642
     Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ..............        5,750,000           6,484,850
     Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 ...........................        5,300,000           5,401,389
     Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ...........................       61,000,000          61,066,490
     Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 .........................       10,600,000          10,921,074
     The Episcopal Home, 5.30%, 2/01/32 .............................................       28,150,000          27,462,577
     The Help Group, CHFCLP Insured, 5.40%, 8/01/22 .................................        7,420,000           7,504,365
     UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 ...        5,750,000           5,780,475
     UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 ................       26,920,000          27,062,676
     UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 .       25,000,000          25,252,000
     Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 ...........................       11,640,000          12,051,358
     Walden House, State Guaranteed, 6.85%, 3/01/22 .................................        3,225,000           3,269,279
  California HFA, SFM Purchase,
     Class I, Series A-1, 6.05%, 8/01/26 ............................................       11,240,000          11,631,152
     Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 .............................        2,545,000           2,610,152
  California HFAR,
     Home Mortgage, Series A, FHA Insured, 6.55%, 8/01/26 ...........................        2,495,000           2,569,750
     Home Mortgage, Series E, AMBAC Insured, 6.10%, 8/01/29 .........................          320,000             332,662
     Home Mortgage, Series I, MBIA Insured, 5.75%, 2/01/29 ..........................        2,085,000           2,157,725
     Home Mortgage, Series J, MBIA Insured, 5.55%, 8/01/28 ..........................        9,405,000           9,545,511
     Home Mortgage, Series M, MBIA Insured, 5.60%, 8/01/29 ..........................       10,135,000          10,377,835
     Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14 .......................        4,365,000           4,558,239
     Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26 ........................       11,855,000          12,387,764
     Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26 ........................       11,345,000          11,770,438
     MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ...............................        5,000,000           5,223,350
     MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ...............................       12,085,000          12,325,008
     Multi-Unit Rental Housing, Series A, 6.875%, 2/01/22 ...........................        1,130,000           1,133,232
     Series B-1, Class 1, AMBAC Insured, 5.65%, 8/01/28 .............................        8,170,000           8,381,031
     SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ..........................        3,850,000           3,972,892
  California Infrastructure and Economic Development Bank Revenue,
     Bay Area Toll Bridges, First Lien, Series A, AMBAC Insured, 5.00%, 7/01/33 .....        5,000,000           5,048,800
     Bay Area Toll Bridges, First Lien, Series A, AMBAC Insured, 5.00%, 7/01/36 .....       29,300,000          29,567,802
     Bay Area Toll Bridges, First Lien, Series A, FGIC Insured, 5.00%, 7/01/29 ......       38,785,000          39,259,728
     Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 .....................       10,000,000          10,289,800
     Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ....................       34,000,000          34,877,540
  California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
     5.15%, 10/01/04 ................................................................            5,000               5,138
     5.25%, 10/01/05 ................................................................            5,000               5,306
     6.25%, 10/01/25 ................................................................          450,000             465,534
  California PCFA,
     PCR, Pacific Gas and Electric Co., Series A, 6.625%, 6/01/09 ...................        1,750,000           1,758,260
     PCR, San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ..................       32,535,000          32,880,196
     PCR, Southern California Edison Co., Refunding, 6.90%, 12/01/17 ................        2,510,000           2,511,004
     PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 .................       29,000,000          29,025,520
     PCR, Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24 ...       12,120,000          12,346,886
     Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%, 11/01/27     17,205,000          17,216,871



                                                          Semiannual Report | 23

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California PCFA Revenue, Refunding, Pacific Gas and Electric,
   Series A, MBIA Insured, 5.35%, 12/01/16 ..........................................   $   31,500,000   $      33,928,650
  California Public School District Financing Authority Lease Revenue, Los Banos School,
   Series B, FSA Insured, Pre-Refunded, 5.85%, 6/01/21 ..............................        4,345,000           4,431,900
  California Resources Efficiency Financing Authority COP, Capital Improvement Program,
     Refunding, AMBAC Insured,
     5.625%, 4/01/22 ................................................................       10,365,000          11,313,916
     5.75%, 4/01/27 .................................................................        7,885,000           8,611,682
  California Special Districts Lease Financing Program COP, Series E,
     7.70%, 12/01/09 ................................................................          205,000             206,894
     7.75%, 12/01/19 ................................................................          305,000             307,376
  California State Department of Veteran Affairs Home Purchase Revenue,
     Refunding, Series A, 5.40%, 12/01/28 ...........................................        9,580,000           9,908,594
     Refunding, Series B, 5.50%, 12/01/18 ...........................................        2,500,000           2,603,025
     Series A, Chase Revenue, Series A, 5.20%, 12/01/27 .............................       31,000,000          31,252,650
     Series B, 5.20%, 12/01/28 ......................................................       63,875,000          64,334,900
  California State Department of Water Resources Central Valley Project Revenue, Water System,
     Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ............................       58,000,000          60,183,120
     Series S, 5.00%, 12/01/29 ......................................................       24,595,000          24,715,516
     Series U, 5.00%, 12/01/29 ......................................................       12,000,000          12,068,760
     Series Y, FGIC Insured, 5.00%, 12/01/25 ........................................       20,000,000          20,336,000
  California State Department of Water Resources Central Valley Project Water System Revenue,
   Series O, 5.00%, 12/01/22 ........................................................        5,500,000           5,609,065
  California State Department of Water Resources Power Supply Revenue, Series A,
     5.25%, 5/01/20 .................................................................       50,000,000          51,904,000
     5.375%, 5/01/21 ................................................................       22,000,000          22,875,600
     5.375%, 5/01/22 ................................................................       34,020,000          35,110,681
  California State GO,
     5.25%, 10/01/20 ................................................................       10,000,000          10,252,300
     5.25%, 9/01/23 .................................................................       22,000,000          22,317,020
     5.25%, 10/01/23 ................................................................        9,250,000           9,385,050
     6.00%, 5/01/24 .................................................................        2,565,000           2,671,268
     5.125%, 6/01/24 ................................................................        8,250,000           8,272,770
     5.00%, 11/01/24 ................................................................       11,350,000          11,189,511
     5.00%, 11/01/25 ................................................................       20,000,000          19,632,000
     5.25%, 9/01/26 .................................................................       25,000,000          25,157,000
     5.00%, 2/01/27 .................................................................       46,000,000          44,883,120
     5.00%, 10/01/27 ................................................................       12,100,000          11,802,703
     5.125%, 10/01/27 ...............................................................       39,835,000          39,698,764
     5.00%, 2/01/29 .................................................................       15,000,000          14,579,250
     5.00%, 11/01/30 ................................................................       17,500,000          16,969,050
     5.125%, 3/01/31 ................................................................       35,000,000          34,667,500
     AMBAC Insured, 5.90%, 3/01/25 ..................................................          210,000             223,438
     AMBAC Insured, 5.125%, 10/01/27 ................................................       31,420,000          31,771,276
     FGIC Insured, 6.00%, 8/01/19 ...................................................          905,000             955,843
     FGIC Insured, 5.625%, 10/01/26 .................................................       41,500,000          44,348,145
     FSA Insured, 5.50%, 3/01/20 ....................................................        5,500,000           5,693,930
     FSA Insured, 5.50%, 9/01/29 ....................................................       30,000,000          31,149,900



24 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
     California State GO, (cont.)
     MBIA Insured, 5.00%, 10/01/23 ..................................................   $    5,000,000   $       5,057,200
     MBIA Insured, 6.00%, 8/01/24 ...................................................          990,000           1,043,915
     Refunding, 5.625%, 9/01/24 .....................................................       10,650,000          11,028,288
     Refunding, 5.125%, 6/01/27 .....................................................       56,150,000          55,955,160
     Refunding, 5.25%, 2/01/29 ......................................................       44,000,000          44,254,760
     Refunding, 5.25%, 2/01/29 ......................................................       10,000,000          10,052,800
     Refunding, 5.25%, 2/01/30 ......................................................       50,000,000          50,230,500
     Refunding, 5.125%, 6/01/31 .....................................................       76,220,000          75,491,337
     Refunding, 5.25%, 4/01/32 ......................................................       10,000,000          10,032,600
     Refunding, AMBAC Insured, 5.00%, 4/01/23 .......................................        6,250,000           6,362,500
     Refunding, MBIA Insured, 5.00%, 2/01/32 ........................................        5,000,000           5,026,700
     Refunding, MBIA Insured, 5.00%, 10/01/32 .......................................        5,000,000           5,028,800
     Series BR, 5.25%, 12/01/26 .....................................................        5,000,000           5,008,300
     Series BR, 5.30%, 12/01/29 .....................................................       13,000,000          13,027,690
     Various Purposes, FSA Insured, 5.50%, 4/01/19 ..................................        5,000,000           5,148,550
     Veterans Bonds, Series BH, 5.50%, 12/01/18 .....................................       44,250,000          44,958,000
     Veterans Bonds, Series BH, 5.60%, 12/01/32 .....................................       50,060,000          50,572,614
     Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ........................       16,440,000          16,595,194
     Veterans Bonds, Series BM, 5.45%, 12/01/25 .....................................       36,635,000          36,836,493
     Veterans Bonds, Series BN, 5.375%, 12/01/21 ....................................       24,870,000          25,039,116
     Veterans Bonds, Series BN, 5.45%, 12/01/28 .....................................       21,575,000          21,691,289
  California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 ......        3,255,000           3,395,616
  California State Local Government Finance Authority Revenue, Marin Valley, Series A, FSA
   Insured, 5.85%, 10/01/27 .........................................................        6,735,000           7,418,872
  California State Public Works Board Lease Revenue,
     California Science Center, Series A, 5.25%, 10/01/22 ...........................        8,645,000           8,823,001
     California State University, Various Projects, Series A, 6.30%, 10/01/04 .......        5,250,000           5,319,720
     Department General Services-Capital East End, Series A, AMBAC Insured,
      5.00%, 12/01/27 ...............................................................       17,250,000          17,349,705
     Department of Corrections, California State Prison at Coalinga, Series B, MBIA Insured,
      5.375%, 12/01/19 ..............................................................       15,250,000          15,645,433
     Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured, 5.25%,
      1/01/21 .......................................................................       17,405,000          18,170,994
     Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 .........        5,000,000           5,359,350
     Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 .....        7,500,000           7,655,175
     University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21        14,000,000          14,313,600
     University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23        23,175,000          23,180,099
     University of California, Various Projects, Series B, 5.50%, 6/01/19 ...........       13,000,000          13,297,960
     University of California, Various Projects, Series B, Pre-Refunded, 6.625%, 12/01/14    7,415,000           8,046,313
     Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 .....        8,320,000           9,078,451
  California State University at Channel Islands Financing Authority Revenue, East Campus
   Community, Series A, MBIA Insured, 5.00%, 9/01/31 ................................       11,000,000          11,215,490
  California State University Revenue, Series A, FGIC Insured, 5.00%,
     11/01/32 .......................................................................       10,000,000          10,098,200
     11/01/35 .......................................................................        6,650,000           6,710,183
  California Statewide CDA Revenue,
     5.50%, 1/01/28 .................................................................        3,615,000           3,632,858
     5.50%, 10/01/33 ................................................................       45,465,000          46,306,103


                                                          Semiannual Report | 25

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Statewide CDA Revenue, (cont.)
     COP, Catholic Healthcare West, Obligated, MBIA Insured, 5.50%, 7/01/23 .........   $   11,240,000   $      11,535,275
     COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
      Pre-Refunded, ETM, 5.75%, 10/01/25 ............................................       36,000,000          42,044,400
     COP, CHFCLP Insured, ETM, 5.90%, 8/01/21 .......................................        4,000,000           4,665,560
     COP, Familiesfirst Inc., CHFCLP Insured, Pre-Refunded, 7.25%, 12/01/22 .........        5,120,000           5,586,432
     COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15 .................        5,365,000           5,749,456
     COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20 .................        3,775,000           4,061,485
     COP, Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 ........................        7,065,000           7,415,636
     COP, Sisters Charity Leavenworth, 5.00%, 12/01/23 ..............................       11,375,000          11,434,378
     COP, Southern California Development Corp., 6.10%, 12/01/15 ....................        2,255,000           2,462,888
     COP, St. Joseph Health System Group, Pre-Refunded, 6.625%, 7/01/21 .............       12,500,000          13,277,875
     COP, Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 ...............       25,520,000          27,117,807
     COP, Sutter Health Obligated Group, Refunding, MBIA Insured, 5.50%, 8/15/23 ....       14,000,000          14,385,980
     COP, Triad Health Care, CHFCLP Insured, Refunding, ETM, 6.25%, 8/01/06 .........        1,540,000           1,668,174
     East Campus Apartments LLC, Series A, 5.50%, 8/01/22 ...........................       11,000,000          11,372,020
     East Campus Apartments LLC, Series A, 5.625%, 8/01/34 ..........................       25,000,000          25,618,000
     Kaiser Permanente, Series A, 5.50%, 11/01/32 ...................................       27,000,000          27,461,700
     Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ......       10,000,000          10,606,200
     Mission Community, California Mortgage Insured, 5.375%, 11/01/21 ...............        7,670,000           7,747,160
     Mission Community, California Mortgage Insured, 5.375%, 11/01/26 ...............        9,755,000           9,764,072
     Series B, 5.625%, 8/15/42 ......................................................       51,000,000          52,374,960
     Stovehaven Apartments Project, Series A, 5.875%, 7/01/32 .......................        4,945,000           5,158,772
  California Statewide CDA,
     COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 ...........................        5,000,000           5,625,100
     COP, Catholic Healthcare West, 6.50%, 7/01/20 ..................................        7,990,000           8,545,625
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ..........................       37,685,000          38,020,773
     COP, FSA Insured, 5.50%, 8/15/31 ...............................................        9,000,000           9,520,650
     COP, Kaiser Permanente, 5.30%, 12/01/15 ........................................       32,200,000          33,601,022
     COP, MBIA Insured, 5.00%, 4/01/18 ..............................................        7,000,000           7,338,030
     COP, MBIA Insured, 5.125%, 4/01/23 .............................................        6,000,000           6,151,380
     COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ......................        5,000,000           5,118,150
     COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 .......................       16,250,000          16,628,463
     COP, The Internext Group, 5.375%, 4/01/17 ......................................       10,255,000          10,295,712
     COP, The Internext Group, 5.375%, 4/01/30 ......................................       67,480,000          63,535,119
    aLease Revenue, Special Facilities, United Airlines, Series A, 5.70%, 10/01/33 ..       61,325,000          24,550,851
     MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ...........        7,453,000           8,122,428
     MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ...................................        8,000,000           8,368,160
     Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA Insured, 5.65%,
      10/01/26 ......................................................................        5,000,000           5,428,050
     Water Revenue, Refunding, Series A, 6.10%, 7/01/21 .............................          730,000             753,594
  California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ...............       18,190,000          18,694,227
  Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ....................        2,530,000           2,892,726
  Campbell Housing Facility Revenue, San Tomas Gardens Project,
   Series A, 6.625%, 10/20/34 .......................................................        5,615,000           5,769,076
  Campbell RDA, Tax Allocation, Central Campbell Redevelopment Project,
   Series A, 6.00%, 10/01/33 ........................................................        5,000,000           5,101,600
  Camrosa Water District COP, Water System Improvement Projects, MBIA
   Insured, 6.00%, 1/15/20 ..........................................................        5,120,000           5,550,080


26 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Capistrano Bay Park and Recreation District COP, Special Lease Finance, Series Q,
     6.35%, 8/01/12 .................................................................   $    2,800,000   $       2,840,880
  Castaic Lake Water Agency COP, Water System Improvement Project, Refunding, Series A,
   MBIA Insured,
     6.125%, 8/01/15 ................................................................       11,540,000          12,185,201
     6.00%, 8/01/18 .................................................................        5,345,000           5,633,790
  Cathedral City PFAR, Tax Allocation, Redevelopment Projects, Refunding, Series A, MBIA
   Insured, 5.70%, 8/01/24 ..........................................................       11,210,000          12,113,526
  Central California Joint Powers Health Financing Authority COP, Community Hospitals of
   Central California, 6.00%,
     2/01/20 ........................................................................        5,000,000           5,221,550
     2/01/30 ........................................................................       32,960,000          33,957,370
  Central California Joint Powers Health Financing Authority, COP, Community Hospitals of
   Central California,
     5.625%, 2/01/21 ................................................................        6,750,000           6,809,670
     5.75%, 2/01/31 .................................................................       18,070,000          18,187,094
  Cerritos PFAR, Tax Allocation Redevelopment Project, Series A, AMBAC Insured,
   5.00%, 11/01/22 ..................................................................        6,675,000           6,999,071
  Chaffey Community College District COP, Pre-Refunded, 7.40%, 11/01/14 .............        5,000,000           5,441,050
  Chaffey UHSD, GO,
     Series B, FGIC Insured, 5.00%, 8/01/25 .........................................        6,510,000           6,602,182
     Series C, FSA Insured, 5.00%, 5/01/27 ..........................................        6,980,000           7,075,207
  Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
     6.80%, 2/01/11 .................................................................        3,765,000           3,773,810
     6.75%, 2/01/21 .................................................................        2,800,000           2,806,496
  Childrens Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
     5.50%, 5/15/39 .................................................................       12,500,000          10,849,875
     5.625%, 5/15/43 ................................................................       25,500,000          22,018,485
  Chino USD, COP, Land Acquisition, Series A, FSA Insured,
     6.60%, 9/01/14 .................................................................          385,000             404,862
     6.70%, 9/01/29 .................................................................        2,880,000           3,031,200
  Claremont RDA, Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%,
   8/01/23 ..........................................................................        4,950,000           5,074,245
  Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
     8.30%, 9/02/04 .................................................................           70,000              72,255
     8.30%, 9/02/05 .................................................................           80,000              83,598
     8.35%, 9/02/06 .................................................................           80,000              83,546
     8.35%, 9/02/07 .................................................................           95,000              98,895
     8.375%, 9/02/08 ................................................................          100,000             104,034
     8.375%, 9/02/09 ................................................................          115,000             119,541
     8.40%, 9/02/10 .................................................................           15,000              15,586
     8.40%, 9/02/11 .................................................................          120,000             124,639
     8.40%, 9/02/12 .................................................................          130,000             134,983
     8.40%, 9/02/13 .................................................................          150,000             155,769
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ...................        1,555,000           1,579,833
  Commerce Joint Powers Financing Authority Lease Revenue, Community Center, Series A,
   6.25%, 10/01/22 ..................................................................        4,000,000           4,252,480
  Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994,
   8.75%, 7/01/10 ...................................................................       23,950,000          25,540,280


                                                          Semiannual Report | 27

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
   5.50%, 9/01/15 ...................................................................   $    5,000,000   $       5,337,600
  Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ...............        5,475,000           5,982,204
  Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding, Sub
   Series A, 6.00%, 7/01/19 .........................................................        8,395,000           8,573,394
  Contra Costa Community College District GO, Election 2002, FGIC Insured, 5.00%, 8/01/26   11,700,000          11,857,599
  Contra Costa County COP, Merrithew Memorial Hospital Project, Refunding, MBIA Insured,
   5.50%, 11/01/22 ..................................................................       11,000,000          11,686,290
  Contra Costa County MFHR, Byron Park Project, Refunding, Series C, GNMA Secured,
   6.40%, 1/20/31 ...................................................................        5,930,000           6,190,801
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
     ETM, 6.875%, 3/01/07 ...........................................................       13,900,000          15,508,647
     FGIC Insured, ETM, 6.50%, 3/01/09 ..............................................        1,000,000           1,181,200
  Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 ......................          965,000             983,866
  Corona 1915 Act, AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/04 ............          510,000             532,348
  Corona COP,
     Clearwater Co-Generation Project, MBIA Insured, 5.00%, 9/01/28 .................       17,760,000          17,994,787
     Clearwater Co-Generation Project, MBIA Insured, 5.00%, 9/01/31 .................        7,930,000           7,985,114
     Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...............       15,000,000          20,877,750
    aVista Hospital System, Refunding, Series C, 9.50%, 7/01/20 .....................       22,325,000           8,930,000
  Corona RDA, Tax Allocation, Redevelopment Project Area A, Refunding, Series A, FGIC
   Insured, 6.25%, 9/01/16 ..........................................................        3,000,000           3,183,630
  Corona-Norco USD, Lease Revenue, Land Acquisition, Series A, FSA Insured, 6.00%,
   4/15/29 ..........................................................................       18,435,000          20,646,278
  Coronado CDA, Tax Allocation, Coronado Community Development Project, Refunding, MBIA
   Insured, 5.00%, 9/01/34 ..........................................................        6,115,000           6,152,730
  CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ..        2,100,000           2,117,808
  Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ...................        6,365,000           6,573,963
  Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 .................................        5,000,000           5,391,000
  Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2, Series A, 6.625%,
   9/01/20 ..........................................................................        1,190,000           1,170,103
  Desert Sands USD, COP, Capital Projects, FSA Insured, 6.45%, 3/01/20 ..............        6,420,000           6,982,713
  Duarte COP,
     Refunding, Series A, 5.25%, 4/01/24 ............................................        5,000,000           4,913,750
     Series A, 5.25%, 4/01/19 .......................................................        5,000,000           5,006,100
     Series A, 5.25%, 4/01/31 .......................................................       12,500,000          12,076,750
  East Side UHSD, GO, Santa Clara County,
     Series B, FGIC Insured, 5.00%, 8/01/27 .........................................        5,810,000           5,888,900
     Series D, FGIC Insured, 5.80%, 9/01/21 .........................................        7,100,000           7,485,317
  Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
   5.00%, 7/01/30 ...................................................................       31,370,000          31,668,329
  El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured, 5.35%,
   10/01/22 .........................................................................       10,285,000          10,795,547
  El Camino Hospital District Revenue, Refunding, Series A, ETM, 7.25%, 8/15/09 .....        7,920,000           9,263,786
  El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
   5.25%, 3/01/26 ...................................................................        8,500,000           8,433,190
  El Dorado County Special Tax, CFD No. 1992-1, 6.25%, 9/01/29 ......................       19,825,000          20,383,272
  Emeryville PFAR, Housing Increment Loan, 6.20%, 9/01/25 ...........................        3,115,000           3,280,407


28 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Emeryville PFAR, Shellmound Park Redevelopment and Housing Project, Series B,
     MBIA Insured, 5.00%, 9/01/28 ...................................................   $   20,000,000   $      20,172,200
  Escondido COP, Wastewater Project, Refunding, AMBAC Insured,
     5.70%, 9/01/26 .................................................................       13,465,000          14,536,679
     5.80%, 9/01/26 .................................................................          400,000             441,164
  Fillmore COP, Water System Improvement Project, AMBAC Insured, 7.70%, 5/01/19 .....        2,590,000           2,742,758
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
   MBIA Insured, 5.00%, 3/01/33 .....................................................        8,715,000           8,772,955
  Folsom PFAR, Local Agency, 8.00%, 10/01/18 ........................................        7,480,000           7,511,192
  Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A,
   5.50%, 10/01/27 ..................................................................       12,500,000          12,384,875
  Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%,
   5/01/17 ..........................................................................        5,000,000           5,685,000
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Refunding, MBIA Insured, 5.75%, 1/15/40 ........................................      395,510,000         404,887,542
     Senior lien, Series A, 5.00%, 1/01/35 ..........................................       15,955,000          14,247,655
     Senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ............................       95,675,000         110,370,680
     Senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ............................      123,695,000         140,747,593
  Fort Bragg RDAR, Tax Allocation, Fort Bragg Redevelopment Project, Series A, 6.875%,
   5/01/18 ..........................................................................        1,775,000           1,815,896
  Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ......................        1,535,000           1,573,344
  Fresno Health Facilities Revenue, Holy Cross Health Systems Corp., MBIA Insured, 5.625%,
   12/01/15 .........................................................................        5,000,000           5,131,900
  Glendale USD, COP, Series A, AMBAC Insured, 6.00%, 3/01/19 ........................        7,250,000           7,517,018
  Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue .............      100,000,000          98,684,300
     5.50%, 6/01/33 .................................................................       30,000,000          29,694,300
     5.50%, 6/01/43 .................................................................       80,000,000          77,244,800
  Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding,
     6.35%, 12/01/33 ................................................................       13,000,000          13,313,560
     ETM, 8.00%, 12/01/10 ...........................................................        5,270,000           6,366,002
  Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24      8,925,000           9,247,460
  Hesperia PFAR, Highway and Street Improvement, Series A, 6.10%, 10/01/10 ..........        1,600,000           1,703,376
  Hollister RDA, Tax Allocation, Community Development Project, Series B, FSA Insured,
     6.625%, 10/01/07 ...............................................................        1,905,000           1,924,050
     6.75%, 10/01/13 ................................................................        1,495,000           1,509,950
  Huntington Park PFA, Local Agency Revenue, Refunding, Series A, MBIA Insured, 6.45%,
   9/01/22 ..........................................................................       10,000,000          10,605,400
  Industry COP, Refunding, 6.625%, 6/01/06 ..........................................        8,650,000           9,371,929
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
     Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ............................        5,000,000           5,900,250
     Pre-Refunded, 6.00%, 8/01/16 ...................................................        5,000,000           5,742,150
  Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
   5.25%, 11/01/19 ..................................................................       10,550,000          10,882,747
  Irwindale CRDA, Tax Allocation,
     Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 ...................        1,630,000           1,819,308
     Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 ..................        9,100,000          10,250,240
     Senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 ............................       10,220,000          11,178,636
  John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/23 .......        1,760,000           1,845,818


                                                          Semiannual Report | 29

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Kern County Board of Education COP, Refunding, Series A, MBIA Insured,
   5.20%, 5/01/28 ...................................................................   $    8,685,000   $       8,863,911
  Kern County Housing Authority SFMR, Series A, GNMA Secured,
     7.55%, 12/01/07 ................................................................           65,000              66,497
     7.65%, 12/01/12 ................................................................          100,000             102,562
     7.70%, 12/01/23 ................................................................          455,000             464,314
     7.50%, 10/01/24 ................................................................           40,000              40,000
  La Mirada RDA, Tax Allocation, Housing, Refunding, Series A, FSA Insured, 5.875%,
   8/15/25 ..........................................................................        7,100,000           7,591,107
  La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 .....................................          730,000             750,966
  La Palma Community Development Commission Tax Allocation, La Palma Community
   Development Project No. 1, 6.10%, 6/01/22 ........................................        2,355,000           2,398,379
  La Quinta RDA Tax Allocation Revenue, Redevelopment Project Area No. 1, AMBAC Insured,
   5.125%, 9/01/32 ..................................................................       10,825,000          11,056,005
  Lake Elsinore PFA, Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ....        6,750,000           6,935,422
     Series A, 5.50%, 9/01/30 .......................................................       15,550,000          15,228,426
  Lakewood RDA, Tax Allocation, Redevelopment Project No.1, Refunding, Series A, FSA
   Insured, 6.50%, 9/01/17 ..........................................................        2,850,000           2,888,646
  Lancaster RDA,
     RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 .......................            5,000               8,085
     Tax Allocation, Combined Redevelopment Project Areas, Sheriff's Program, MBIA
      Insured, 5.70%, 8/01/23 .......................................................       13,140,000          13,571,123
  Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ...................        8,115,000           8,256,201
  Lemoore Financing Authority Lease Revenue, Water and Wastewater System Improvement
   Project, AMBAC Insured, 6.20%, 12/01/20 ..........................................        4,400,000           4,753,100
  Liberty UHSD, Series A, FSA Insured, 6.20%, 8/01/19 ...............................        2,745,000           2,919,170
  Livermore-Amador Valley Water Management Agency Sewer Revenue, Series A, AMBAC
   Insured, 5.00%, 8/01/31 ..........................................................       18,350,000          18,514,416
  Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
   7.55%, 3/01/20 ...................................................................        4,100,000           4,116,728
  Local Medical Facilities Financing Authority II COP, Insured California Health Clinic Project,
   7.55%, 11/01/20 ..................................................................        2,065,000           2,075,552
  Local Medical Facilities Financing Authority III COP, Insured California Health Clinic Project,
   6.90%, 7/01/22 ...................................................................        2,665,000           2,719,233
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Refunding, Series A,
   AMBAC Insured, 6.55%, 12/01/18 ...................................................       11,525,000          11,730,376
  Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
   Refunding, AMBAC Insured, 5.00%, 11/01/26 ........................................       20,000,000          20,276,000
  Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
   Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ...............................       14,935,000          15,093,012
  Long Beach Harbor Revenue, MBIA Insured,
     5.375%, 5/15/20 ................................................................       12,000,000          12,466,920
     5.25%, 5/15/25 .................................................................       10,500,000          10,574,865
  Long Beach HMR, Series A, 9.60%, 11/01/14 .........................................          245,000             247,455
  Los Angeles Community College District GO, Series A, MBIA Insured, 5.00%, 6/01/26 .       69,275,000          70,210,905
  Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
     8/01/24 ........................................................................        4,000,000           4,286,760
     8/01/31 ........................................................................        5,000,000           5,315,850


30 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Los Angeles County COP,
     Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, 11/01/33 ...........   $    8,000,000   $       8,228,080
     Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured,
      5.875%, 1/01/21 ...............................................................        7,520,000           7,907,130
     Insured Health Clinic Program, Series A, California Mortgage Insured, 7.30%, 1/01/21      965,000             967,943
     Marina del Rey, Series A, 6.50%, 7/01/08 .......................................       21,615,000          22,095,718
     Series 1992, 6.625%, 7/01/22 ...................................................        1,000,000           1,012,690
  Los Angeles County MTA, Sales Tax Revenue, Proposition A,
     First Tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 ..........       13,000,000          13,139,880
     First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27 ...........        7,840,000           8,047,682
     Refunding, Senior Series A, FSA Insured, 5.00%, 7/01/24 ........................        5,000,000           5,088,250
     Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ........................        9,200,000          10,482,940
  Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Facilities
   Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ...............................       26,905,000          27,307,499
  Los Angeles County Transportation Commission Lease Revenue, FSA Insured, 7.375%,
   12/15/06 .........................................................................        7,166,000           7,183,843
  Los Angeles CRDA,
     Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%,
      9/01/14 .......................................................................        1,000,000           1,015,600
     MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ...............        5,780,000           5,886,121
     Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/18        20,000,000          20,535,000
     Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/23        50,090,000          51,329,227
     Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.60%, 12/01/28 .       27,900,000          28,588,572
     Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ..................................        8,060,000           8,160,750
  Los Angeles Department of Airports Revenue, Ontario International Airport, Series A, FGIC
   Insured, 6.00%, 5/15/26 ..........................................................       10,000,000          10,770,800
  Los Angeles Harbor Department Revenue,
     Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 .............................       15,000,000          15,212,400
     Series B, 6.125%, 8/01/18 ......................................................       24,810,000          27,308,863
     Series B, 6.20%, 8/01/22 .......................................................       59,835,000          65,810,721
     Series B, 5.375%, 11/01/23 .....................................................        7,460,000           7,641,203
     Series B, MBIA Insured, 6.20%, 8/01/25 .........................................       35,690,000          39,254,360
  Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 .........        6,815,000           6,936,103
  Los Angeles USD,
     COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 .       28,210,000          28,468,968
     COP, Land Acquisition Program I, Series A, FSA Insured, 5.25%, 4/01/21 .........        8,180,000           8,266,790
     GO, Series A, MBIA Insured, 5.00%, 1/01/28 .....................................      170,250,000         172,730,543
     Series B, FGIC Insured, 5.00%, 7/01/23 .........................................        5,000,000           5,094,150
  Los Angeles Wastewater System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 ..............................        6,000,000           6,054,180
     Refunding, Series A, FSA Insured, 5.00%, 6/01/32 ...............................       17,500,000          17,672,550
     Refunding, Series D, FGIC Insured, 6.00%, 11/01/14 .............................        8,000,000           8,191,440
     Series A, FGIC Insured, 5.00%, 6/01/28 .........................................        8,245,000           8,323,492
     Series A, FSA Insured, 4.875%, 6/01/29 .........................................       57,010,000          57,158,796
  Los Angeles Water and Power Electric Plant Revenue, Refunding, Second Issue, 5.40%,
   11/15/31 .........................................................................       14,500,000          14,669,360


                                                          Semiannual Report | 31

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Los Angeles Water and Power Revenue,
     Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ................   $    2,000,000   $       2,029,760
     Power System, Series A, 5.25%, 7/01/24 .........................................        5,000,000           5,082,550
     Power System, Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/27 ...........       12,500,000          12,672,375
     Power System, Series B, FSA Insured, 5.00%, 7/01/28 ............................       10,575,000          10,710,995
     Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ............................        7,000,000           7,026,250
     Series A Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 ..........................       13,550,000          13,895,931
     Series A, FGIC Insured, 5.00%, 7/01/43 .........................................       19,720,000          19,829,446
  Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%,
   9/01/28 ..........................................................................        6,470,000           7,187,652
  M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured, 6.00%,
   7/01/22 ..........................................................................        6,330,000           6,345,002
  Madera County COP, Valley Children's Hospital, MBIA Insured,
     5.00%, 3/15/23 .................................................................        8,500,000           8,607,270
     5.75%, 3/15/28 .................................................................       27,500,000          29,282,825
  Madera USD, COP, 6.50%, 12/01/07 ..................................................        1,250,000           1,273,175
  Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14         2,060,000           2,045,436
  Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33 ...................        6,575,000           6,613,201
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured,
   5.00%, 1/01/22 ...................................................................        5,000,000           5,122,150
  Merced Irrigation District COP, Water Facilities Project, 6.40%, 11/01/10 .........        3,580,000           3,666,636
  Metropolitan Water District Southern California Waterworks Revenue,
     Series A, 5.00%, 7/01/26 .......................................................       49,325,000          49,689,512
     Series B1, FGIC Insured, 5.00%, 10/01/33 .......................................        5,000,000           5,050,150
     Series C, 5.00%, 7/01/37 .......................................................       26,780,000          26,833,560
  Mid-Peninsula Regional Open Space District COP, Special District Association Finance Corp.,
   5.75%, 9/01/20 ...................................................................        5,200,000           5,355,688
  Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
     5.40%, 1/15/17 .................................................................       12,155,000          13,176,749
     5.50%, 1/15/24 .................................................................       11,790,000          12,573,092
  Milpitas USD, FGIC Insured, 5.875%, 9/01/24 .......................................       11,970,000          13,048,976
  Modesto Irrigation District COP,
     Capital Improvements, Series A, FSA Insured, 5.00%, 7/01/31 ....................        7,790,000           7,862,759
     Refunding and Capital Improvements, Series B, 5.30%, 7/01/22 ...................        4,645,000           4,649,459
  Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project, AMBAC Insured,
   5.125%, 9/01/33 ..................................................................        5,535,000           5,606,512
  Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, 5.55%, 9/01/22     10,005,000          10,953,874
  Montclair RDA, Tax Allocation, Redevelopment Project No. IV, 6.90%, 10/01/22 ......        1,645,000           1,675,581
  Monterey County COP, Natividad Medical Center Improvement Project, Series C, MBIA
   Insured, Pre-Refunded,
     6.50%, 8/01/15 .................................................................        3,500,000           3,919,895
     6.60%, 8/01/23 .................................................................       13,250,000          14,863,585
  Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding, Series A, FSA
   Insured, 5.875%, 12/01/15 ........................................................        5,830,000           5,929,460
  Moreno Valley USD, COP, Refunding, FSA Insured,
     5.60%, 3/01/17 .................................................................        5,000,000           5,367,600
     5.70%, 3/01/27 .................................................................       15,000,000          16,000,800





32 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Mountain View Shoreline Regional Park, Community Tax Allocation, Series A, MBIA
   Insured, 5.75%, 8/01/18 ..........................................................   $    9,605,000   $       9,719,011
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ............................        8,600,000           9,040,492
  Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%,
   6/20/35 ..........................................................................        6,125,000           6,368,101
  Napa Mortgage Revenue, Creekside II Apartments Project, Refunding, Series A, MBIA Insured,
   6.625%, 7/01/25 ..................................................................        2,000,000           2,042,240
  Needles PFAR, Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 .....        1,580,000           1,592,561
  Nevada Power Authority Revenue, Bowman Hydroelectric Project, Refunding, 7.50%,
   5/01/13 ..........................................................................        5,675,000           5,840,767
  Norco RDA, Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ...       13,515,000          13,792,598
  North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
     AMBAC Insured, 5.30%, 9/01/22 ..................................................       10,000,000          10,648,600
     9/01/27 ........................................................................        9,900,000          10,348,470
  Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
   AMBAC Insured, 5.00%, 8/01/25 ....................................................       19,250,000          19,507,950
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
   Series A, MBIA Insured,
     5.125%, 7/01/23 ................................................................        7,420,000           7,612,846
     5.00%, 7/01/28 .................................................................       15,975,000          16,128,520
     5.20%, 7/01/32 .................................................................       43,675,000          44,491,722
  Oakland HFR,
     Issue D-1, 7.10%, 1/01/10 ......................................................        1,150,000           1,160,937
     Issue D-2, 7.15%, 1/01/24 ......................................................        1,620,000           1,635,860
  Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
   AMBAC Insured, 5.75%, 8/01/26 ....................................................       24,895,000          27,116,132
  Oakland Revenue, 1800 Harrison Foundation,
     Refunding, Series A, AMBAC Insured, 6.00%, 1/01/29 .............................       13,825,000          15,370,773
     Series B, AMBAC Insured, 6.00%, 1/01/29 ........................................       13,470,000          15,070,909
  Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04 ..................        1,600,000           1,649,824
  Oceanside COP, Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15     5,000,000           5,470,250
  Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured, 5.45%, 9/02/27   10,975,000          11,283,507
  Orange Community Facilities District Special Tax, No. 91-2,
     6.15%, 10/01/23 ................................................................        6,225,000           6,415,547
     6.25%, 10/01/30 ................................................................        7,910,000           8,117,717
  Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ...........        5,000,000           5,579,200
  Orange County Development Agency Tax Allocation, Santa Ana Heights Area Project,
   Refunding, 6.125%, 9/01/23 .......................................................        6,500,000           6,686,745
  Orange County Recovery COP, Series A, MBIA Insured, 5.80%, 7/01/16 ................       10,380,000          11,550,241
  Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 6/01/15 .........       79,010,000          85,983,423
  Orange County Water District COP, Series B, MBIA Insured, 5.00%, 8/15/28 ..........        6,950,000           7,041,462
  Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%, 8/15/34 .        6,000,000           6,060,180
  Orange RDA, Tax Allocation Revenue, Northwest Redevelopment Project, Refunding,
   Series B, 5.70%, 10/01/23 ........................................................        8,530,000           8,700,600
  Oroville Wyandotte Irrigation District Revenue, Hydroelectric Sly Creek Power, Refunding,
   6.20%, 1/01/09 ...................................................................        6,085,000           6,136,357
  Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 .......................       10,820,000          11,271,410


                                                          Semiannual Report | 33

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
   6.625%, 8/01/26 ..................................................................   $    5,020,000   $       5,303,128
  Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1,
     Refunding, MBIA Insured, 5.625%, 4/01/23 .......................................       13,000,000          14,055,340
     Series A, MBIA Insured, 5.95%, 4/01/24 .........................................       15,075,000          16,263,513
  Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%,
   4/01/27 ..........................................................................       11,570,000          12,636,291
  Palmdale Civic Authority Revenue, Merged Redevelopment Project Areas, Refunding,
   Series A, MBIA Insured, 6.15%, 9/01/24 ...........................................        4,730,000           4,991,569
  Palmdale CRDA, Tax Allocation,
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/28 ..........       17,500,000          17,672,375
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ..........        6,980,000           7,032,420
     Series A, MBIA Insured, 5.75%, 9/01/27 .........................................       10,435,000          11,480,170
  Palomar Community College District COP, Building Acquisition Project, Connie Lee Insured,
   Pre-Refunded, 6.75%, 10/01/19 ....................................................        4,210,000           4,536,738
  Pasadena COP, Art Center College of Design, Connie Lee Insured, 6.50%, 12/01/19 ...        8,250,000           8,940,525
  Perris PFAR,
     Special Tax, Series A, ETM, 7.60%, 9/01/04 .....................................          120,000             122,880
     Special Tax, Series A, ETM, 7.60%, 9/01/05 .....................................          125,000             127,989
     Special Tax, Series A, ETM, 7.80%, 9/01/19 .....................................        1,090,000           1,107,342
     Tax Allocation, Series A, 5.75%, 10/01/31 ......................................        5,000,000           5,145,450
  Perris Special Tax,
     CFD No. 8, Series A, Pre-Refunded, 8.30%, 9/01/18 ..............................        5,920,000           6,313,739
     CFD No. 91-1, 8.75%, 9/01/21 ...................................................        5,395,000           5,479,162
  Petaluma Community Development Commission MFR, Park Lane Apartments, Series A,
   6.875%, 11/20/34 .................................................................        4,800,000           4,945,728
  Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ........................        2,980,000           3,169,588
  Placentia COP, RDA, Refunding, Series A, 6.90%, 1/01/14 ...........................        1,770,000           1,823,560
  Placer Hills Union Elementary School District COP, Convertible Capital Appreciation,
   Series B, 7.125%, 3/01/19 ........................................................          510,000             530,706
  Placer Union High School District COP, Capital Appreciation, Series A, 7.125%, 3/01/19     2,095,000           2,189,212
  Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 .................................        6,490,000           6,956,631
  Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project, ETM, 11.45%,
   1/01/07 ..........................................................................        7,405,000           8,914,065
  Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 .........        2,795,000           2,856,769
  Port of Oakland Revenue,
     AMT, Series L, FGIC Insured, 5.375%, 11/01/27 ..................................       25,000,000          25,639,750
     Series J, MBIA Insured, 5.50%, 11/01/26 ........................................        7,000,000           7,466,620
  Port of Oakland Special Facilities Revenue, Mitsui O.S.K. Lines Ltd., Series A,
     6.70%, 1/01/07 .................................................................        6,100,000           6,208,885
     6.75%, 1/01/12 .................................................................        4,890,000           4,970,392
     6.80%, 1/01/19 .................................................................        5,030,000           5,108,015
  Porterville COP, Infrastructure Financing Project, AMBAC Insured, 5.00%, 7/01/28 ..       10,430,000          10,530,232
  Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
     5.875%, 8/01/15 ................................................................        6,250,000           6,816,000
     6.00%, 8/01/20 .................................................................        5,400,000           5,854,896
     6.00%, 8/01/28 .................................................................       15,000,000          16,204,200


34 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Poway RDA, Tax Allocation, Parguay Redevelopment Project, sub. notes, Refunding,
   FGIC Insured,
     5.50%, 12/15/23 ................................................................   $   23,000,000   $      23,669,760
     5.75%, 12/15/26 ................................................................        8,000,000           8,236,960
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/27 .................................................................       26,750,000          26,974,165
     5.125%, 7/01/31 ................................................................      142,925,000         144,874,497
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, MBIA Insured, 5.00%, 7/01/38 .........................................      116,975,000         119,518,036
     Series B, MBIA Insured, 6.00%, 7/01/31 .........................................       13,000,000          15,647,710
     Series B, Pre-Refunded, 6.00%, 7/01/39 .........................................       13,200,000          15,933,588
     Series D, 5.375%, 7/01/36 ......................................................       45,000,000          46,437,300
     Series D, 5.75%, 7/01/41 .......................................................       20,000,000          21,609,200
     Series Y, 5.00%, 7/01/36 .......................................................       63,000,000          63,171,990
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
   Series A, AMBAC Insured, 5.00%, 7/01/28 ..........................................       10,000,000          10,203,400
  Puerto Rico Electric Power Authority Revenue,
     Series DD, MBIA Insured, 5.00%, 7/01/28 ........................................       23,250,000          23,755,455
     Series II, 5.25%, 7/01/31 ......................................................       48,000,000          49,248,000
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Revenue, Cogen Facilities, AES, Puerto Rico Project, 6.625%, 6/01/26 .............        6,800,000           7,189,708
  Puerto Rico PBA Revenue, Government Facilities, Series D, 5.375%, 7/01/33 .........      100,000,000         103,553,000
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     5.50%, 8/01/29 .................................................................      139,995,000         147,630,327
     5.75%, 8/01/30 .................................................................       50,000,000          52,459,500
  Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project,
     MBIA Insured, 5.125%, 9/01/30 ..................................................       12,000,000          12,214,200
     Set-Aside Housing, MBIA Insured, 5.25%, 9/01/21 ................................        8,330,000           8,839,796
  Rancho Cucamonga, Palmdale, Potterville and Colton HFA, SFMR, Series 1986, GNMA
   Secured, 7.55%, 8/01/18 ..........................................................          825,000             856,276
  Rancho Murieta Community Services District 1915 Act, ID No. 1, 8.40%,
     9/02/04 ........................................................................          750,000             785,167
     9/02/05 ........................................................................          735,000             773,102
     9/02/06 ........................................................................          750,000             783,390
  Redlands USD, COP, Series A, FSA Insured,
     6.15%, 9/01/11 .................................................................          465,000             466,576
     6.25%, 9/01/27 .................................................................        4,160,000           4,174,310
  Rialto COP, FSA Insured, 5.75%, 2/01/22 ...........................................        2,715,000           2,987,885
  Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project, Pre-Refunded, 6.75%,
   3/01/24 ..........................................................................        3,500,000           3,652,040
  Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
     2/01/26 ........................................................................        6,500,000           6,583,460
     2/01/31 ........................................................................        7,000,000           7,066,010
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
   Series A, 6.50%, 6/01/12 .........................................................       20,125,000          23,840,880
  Riverside County Board of Education COP, Capital Appreciation Financing Projects,
   Series A, 6.65%, 11/01/17 ........................................................        7,945,000           7,975,986


                                                          Semiannual Report | 35

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Riverside County COP,
     Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 ........................   $    5,295,000   $       5,842,238
     Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ............................        6,000,000           6,684,900
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD,
   Zone 3, 7.875%,
     9/01/04 ........................................................................          180,000             190,460
     9/01/05 ........................................................................          190,000             213,001
     9/01/06 ........................................................................          205,000             241,377
     9/01/07 ........................................................................          225,000             274,201
     9/01/08 ........................................................................          240,000             301,157
     9/01/09 ........................................................................          260,000             331,414
     9/01/10 ........................................................................          280,000             359,971
     9/01/11 ........................................................................          305,000             396,500
     9/01/12 ........................................................................          325,000             422,295
     9/01/13 ........................................................................          350,000             460,058
     9/01/14 ........................................................................          380,000             504,762
     9/01/15 ........................................................................          410,000             550,519
     9/01/16 ........................................................................          440,000             594,581
     9/01/17 ........................................................................          475,000             641,768
  Riverside County Housing Authority Revenue, Breezewood Apartment Project, Refunding,
   Series C, 6.40%, 6/01/28 .........................................................        4,740,000           4,597,326
  Riverside County PFA,
     COP, 5.75%, 5/15/19 ............................................................        3,500,000           3,538,430
     COP, 5.80%, 5/15/29 ............................................................       14,230,000          14,342,132
     Tax Allocation Revenue, Redevelopment Projects, Series A, 5.625%, 10/01/33 .....       11,225,000          11,295,268
  Riverside County RDA, Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
     5.00%, 10/01/28 ................................................................       15,535,000          15,681,029
     5.125%, 10/01/35 ...............................................................       17,035,000          17,294,613
  Riverside County SFMR,
     Series A, GNMA Secured, 7.20%, 10/01/24 ........................................          285,000             295,374
     Series B, GNMA Secured, 7.60%, 11/01/19 ........................................          155,000             159,493
  Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured, 5.375%, 12/01/26 ...        8,380,000           9,316,130
  Roseville 1915 Act,
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/04 ...........          140,000             143,881
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/05 ...........          150,000             156,462
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/06 ...........          160,000             166,995
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/07 ...........          180,000             187,232
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/08 ...........          190,000             197,570
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/09 ...........          160,000             166,238
     Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/04 ...............          300,000             308,316
     Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 ...............          320,000             333,786
  Sacramento 1915 Act, Special Assessment, North Natomas AD No. 88-3,
     8.20%, 9/02/10 .................................................................          760,000             787,330
     8.20%, 9/02/11 .................................................................        1,685,000           1,744,531
     8.25%, 9/02/12 .................................................................        2,180,000           2,256,278
     8.25%, 9/02/13 .................................................................        2,360,000           2,442,081
     8.25%, 9/02/14 .................................................................        2,545,000           2,632,344


36 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Sacramento City Financing Authority Revenue,
     Capital Improvement, AMBAC Insured, 5.00%, 12/01/33 ............................   $    7,520,000   $       7,595,952
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ..................       26,250,000          26,464,200
     Capital Improvements, 5.625%, 6/01/30 ..........................................        6,000,000           6,329,520
     Series 1991, 6.60%, 11/01/05 ...................................................        1,300,000           1,305,681
     Series 1991, 6.70%, 11/01/11 ...................................................          920,000             924,094
  Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 .        5,250,000           5,305,177
  Sacramento County Airport System Revenue, Series A, MBIA Insured, 5.90%, 7/01/24 ..        6,875,000           7,484,606
  Sacramento County COP, Public Facilities Project, Coroner/Crime Laboratory, AMBAC
     Insured, 6.40%,
     10/01/19 .......................................................................       11,000,000          11,755,920
     10/01/24 .......................................................................       29,500,000          31,527,240
  Sacramento County Sanitation District Financing Authority Revenue, AMBAC Insured,
   5.625%, 12/01/30 .................................................................        5,000,000           5,393,050
  Sacramento MUD Revenue, Refunding, Series P, FSA Insured, 5.00%, 8/15/23 ..........        7,000,000           7,150,220
  Sacramento MUD, Electric Revenue,
     Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 .............................       10,000,000          10,250,300
     Series J, AMBAC Insured, 5.60%, 8/15/24 ........................................       10,215,000          11,681,363
     Series N, MBIA Insured, 5.00%, 8/15/28 .........................................       63,500,000          64,195,960
     Series R, MBIA Insured, 5.00%, 8/15/33 .........................................        7,000,000           7,070,210
     Sub. lien, Refunding, 8.00%, 11/15/10 ..........................................       16,110,000          16,207,143
  Sacramento Regional Transit District COP, Series A, 6.375%,
     3/01/04 ........................................................................        1,000,000           1,021,180
     3/01/05 ........................................................................        1,100,000           1,123,122
  Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ......................        6,000,000           6,051,480
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
   FSA Insured, 5.25%, 9/01/28 ......................................................        6,800,000           6,997,880
  San Bernardino 1915 Act, Special Assessment, AD No. 961, Refunding,
     7.70%, 9/02/04 .................................................................          845,000             865,229
     7.75%, 9/02/05 .................................................................          915,000             945,707
  San Bernardino County COP,
     Medical Center Financing Project, Refunding, 5.00%, 8/01/26 ....................       15,045,000          14,902,524
     Medical Center Financing Project, Refunding, MBIA Insured, 5.00%, 8/01/28 ......       55,065,000          55,460,367
     Medical Center Financing Project, Series A, MBIA Insured, 5.50%, 8/01/22 .......       40,830,000          43,730,563
     West Valley Detention Center Project, MBIA Insured, 6.20%, 11/01/25 ............        9,275,000           9,874,907
  San Bernardino County Housing Authority MFMR,
     Rancho Meridian, GNMA Secured, 6.75%, 4/20/41 ..................................        6,920,000           7,771,990
     Series A, GNMA Secured, 6.70%, 3/20/43 .........................................        3,345,000           3,789,149
  San Bernardino County SFMR,
     GNMA Secured, 7.50%, 12/01/07 ..................................................           70,000              72,046
     GNMA Secured, 7.65%, 6/01/23 ...................................................          430,000             443,240
     Series A, GNMA Secured, 6.20%, 5/01/21 .........................................           70,000              73,536
     Series B, 5.40%, 5/01/25 .......................................................          160,000             163,328
  San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
   Refunding, MBIA Insured, 5.70%, 1/01/23 ..........................................        6,315,000           6,835,861
  San Bernardino Joint Powers Financing Authority Revenue COP, Police Station Financing
   Project, Pre-Refunded, 6.60%, 4/01/20 ............................................        4,715,000           5,245,060



                                                          Semiannual Report | 37

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation, Refunding,
   Series A, FSA Insured, 5.75%, 10/01/25 ...........................................   $   19,915,000   $      21,512,980
  San Carlos Mortgage Revenue, Elms Project, FHA Insured, 6.875%, 8/01/37 ...........        8,465,000           8,723,775
  San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ................................       24,000,000          24,164,880
  San Diego County Water Authority Revenue COP, Series A,
     5.00%, 5/01/32 .................................................................       20,000,000          20,196,400
     MBIA Insured, 5.00%, 5/01/23 ...................................................       10,000,000          10,252,100
     MBIA Insured, 5.00%, 5/01/25 ...................................................       12,440,000          12,647,872
  San Diego IDR, San Diego Gas and Electric Co. Project, Series A, 6.40%, 9/01/18 ...       19,800,000          20,067,498
  San Diego Public Facilities Financing Authority Sewer Revenue,
     Series A, FGIC Insured, 5.25%, 5/15/27 .........................................       21,750,000          22,384,882
     Series B, FGIC Insured, 5.25%, 5/15/22 .........................................        5,200,000           5,440,188
  San Diego Public Facilities Financing Authority Water Revenue,
     MBIA Insured, 5.00%, 8/01/26 ...................................................       12,210,000          12,374,469
     Subordinated, MBIA Insured, 5.00%, 8/01/32 .....................................       20,000,000          20,183,400
  San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%,
   11/01/15 .........................................................................        5,000,000           5,641,350
  San Diego USD, GO,
     Election 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ..........................       16,000,000          16,225,120
     Election 1998, Series E, FSA Insured, 5.00%, 7/01/28 ...........................       10,000,000          10,140,500
     Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 .......................        6,975,000           7,062,048
     Series C, FSA Insured, 5.00%, 7/01/26 ..........................................        6,490,000           6,584,559
  San Francisco BART, District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/34 ......       11,790,000          12,579,340
  San Francisco City and County Airport Commission International Airport Revenue,
     Issue 12A, Second Series, 5.90%, 5/01/26 .......................................       45,000,000          47,118,150
     Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 .........................       24,635,000          24,984,078
     Issue 6, AMBAC Insured, 6.50%, 5/01/18 .........................................        2,500,000           2,611,000
     Issue 6, AMBAC Insured, 6.60%, 5/01/24 .........................................       13,250,000          13,822,930
     Issue 9A, FGIC Insured, 5.90%, 5/01/25 .........................................       46,415,000          49,264,417
  San Francisco City and County Airports Commission Airport Revenue, Refunding, Series 28B,
   MBIA Insured, 5.00%, 5/01/27 .....................................................        5,050,000           5,113,074
  San Francisco City and County Airports Commission International Airport Revenue,
     Refunding, Second Series-28A, MBIA Insured, 5.125%, 5/01/32 ....................       28,790,000          28,897,962
     Second Series 27A, Refunding,MBIA Insured, 5.25%, 5/01/31 ......................       10,000,000          10,149,400
     Second Series-Issue 23B, FGIC Insured, 5.125%, 5/01/30 .........................       10,000,000          10,172,300
     Second Series-Issue 26B, FGIC Insured, 5.00%, 5/01/30 ..........................        6,500,000           6,567,470
  San Francisco City and County COP,
     30 Van Ness Avenue Property, Series A, MBIA Insured, 5.00%, 9/01/31 ............        5,805,000           5,857,593
     San Francisco Courthouse Project, FSA Insured, 5.875%, 4/01/21 .................        2,810,000           3,036,317
  San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
   Series A, MBIA Insured, 5.00%, 11/01/25 ..........................................       14,155,000          14,381,622
  San Francisco City and County RDA,
     Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .................................          315,000             332,927
     Hotel Tax Revenue, FSA Insured, Pre-Refunded, 6.75%, 7/01/25 ...................        9,100,000           9,674,756
     Lease Revenue, George R. Moscone Center, Capital Appreciation, 8.50%, 7/01/14 ..       46,000,000          49,312,000
     Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%, 7/01/24 ............        5,580,000           5,534,021
  San Gabriel Valley Schools Financing Authority Revenue, Pomona USD Financing, 5.80%,
   2/01/26 ..........................................................................        5,150,000           5,275,454


38 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, 5.50%, 1/15/28 ............................................   $  247,300,000   $     233,379,483
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .............................       85,500,000          88,206,075
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ..............................       21,200,000          21,738,268
     Senior lien, 5.00%, 1/01/33 ....................................................       82,040,000          73,477,485
     Senior lien, Pre-Refunded, 7.50%, 1/01/09 ......................................       21,585,000          26,808,786
     Senior lien, Pre-Refunded, 7.55%, 1/01/10 ......................................       10,745,000          13,367,102
     Senior lien, Pre-Refunded, 7.60%, 1/01/11 ......................................       20,935,000          26,086,266
     Senior lien, Pre-Refunded, 7.65%, 1/01/12 ......................................       25,215,000          31,470,589
     Senior lien, Pre-Refunded, 7.65%, 1/01/13 ......................................       27,350,000          34,135,261
     Senior lien, Pre-Refunded, 7.70%, 1/01/14 ......................................        7,470,000           9,338,322
     Senior lien, Pre-Refunded, 7.70%, 1/01/15 ......................................       60,155,000          75,200,367
  San Jose Airport Revenue, Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 .......       11,000,000          11,094,380
  San Jose Financing Authority Lease Revenue,
     Civic Center Project, Refunding, Series B, AMBAC Insured, 5.00%, 6/01/32 .......       18,500,000          18,667,055
     Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ..................       46,400,000          46,982,784
     MBIA Insured, 5.00%, 9/01/21 ...................................................       14,045,000          14,488,682
     MBIA Insured, 5.00%, 9/01/22 ...................................................       14,730,000          15,087,055
  San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
   AMBAC Insured, 5.00%, 9/01/24 ....................................................        5,000,000           5,081,400
  San Jose GO, Library Parks and Public Safety Projects, 5.00%, 9/01/28 .............       11,600,000          11,740,940
  San Jose RDA,
     MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ..................        7,110,000           7,306,520
     Tax Allocation, Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27   7,325,000           7,746,993
     Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 ..............       10,860,000          10,865,321
     Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/26       15,000,000          15,163,200
     Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31        2,000,000           2,013,920
     Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21        35,235,000          36,061,965
     Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28       24,135,000          25,278,516
     Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.00%,
      8/01/20 .......................................................................       35,665,000          36,507,764
  San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
     8/01/24 ........................................................................        9,200,000           9,363,668
     8/01/27 ........................................................................        9,150,000           9,266,662
  San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 ............        5,000,000           5,047,250
  San Leandro RDA, RMR, Pre-Refunded, 11.25%, 4/01/13 ...............................           55,000              60,332
  San Marcos PFAR, Series A, 6.25%, 9/02/22 .........................................       15,000,000          17,734,800
  San Marcos Public Facilities Authority Revenue,
     Refunding, 5.80%, 9/01/18 ......................................................        4,750,000           4,978,190
     Senior Tax Increment Project Area-3-A, MBIA Insured, 5.75%, 10/01/29 ...........        5,340,000           5,852,159
     Senior Tax Increment Project Area-3-A, MBIA Insured, 5.80%, 10/01/30 ...........        8,035,000           8,798,968
  San Marcos USD, School Facilities ID No. 1, AMBAC Insured, 5.80%, 11/01/14 ........        5,000,000           5,702,150
  San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
   Series A, FSA Insured, 5.00%, 7/15/29 ............................................       17,500,000          17,678,500
  San Mateo RDA, Tax Allocation,
     5.60%, 8/01/25 .................................................................       10,185,000          10,417,116
     Merged Area, Series A, 5.70%, 8/01/27 ..........................................        6,330,000           6,606,368


                                                          Semiannual Report | 39

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Mateo Unified High School District GO, Election of 2000, Series A, FGIC Insured, 5.00%,
   9/01/25 ..........................................................................   $   13,865,000   $      14,063,408
  San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 .        3,500,000           3,751,720
  San Ramon PFA, Tax Allocation Revenue,
     MBIA Insured, 5.30%, 2/01/28 ...................................................       18,360,000          19,129,100
     Pre-Refunded, 6.90%, 2/01/24 ...................................................        6,140,000           6,562,248
     Refunding, 6.90%, 2/01/24 ......................................................        6,910,000           7,210,585
  San Ramon Valley USD,
     COP, Refunding, 7.55%, 2/01/04 .................................................        1,495,000           1,526,679
     GO, Election of 2002, FSA Insured, 5.40%, 3/01/28 ..............................       27,410,000          28,948,523
  Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ........        5,000,000           5,124,950
  Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20        5,470,000           5,373,783
  Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities
   Replacement Project, Series A, AMBAC Insured, Pre-Refunded, 6.75%, 11/15/20 ......       13,000,000          14,092,650
  Santa Clara Housing Authority MFHR,
     Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ....        6,465,000           6,757,153
     Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 .......        5,625,000           5,824,069
     Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ......        3,860,000           4,039,143
  Santa Clara USD, COP, 5.375%, 7/01/31 .............................................        7,575,000           7,762,784
  Santa Clara Valley Transportation Authority Sales Tax Revenue, Series A, MBIA Insured,
   5.00%, 6/01/23 ...................................................................        7,325,000           7,478,752
  Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 .......................        5,105,000           5,259,426
  Santa Cruz City School District COP, Education Center Financing Project, Pre-Refunded,
   7.00%, 5/01/24 ...................................................................        3,150,000           3,322,179
  Santa Cruz County Housing Authority MFHR, Series B, FNMA Insured, 7.75%, 7/01/23 ..        1,445,000           1,447,254
  Santa Margarita Water District Special Tax, Community Facilities District No. 99-1, 6.00%,
   9/01/30 ..........................................................................        9,000,000           8,985,060
  Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ..............          480,000             481,829
  Santa Monica RDA, Tax Allocation, Earthquake Recovery Redevelopment Project, AMBAC
   Insured, 6.00%, 7/01/29 ..........................................................       13,110,000          14,748,488
  Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
   Project, Series A,
     5.95%, 1/01/11 .................................................................        1,880,000           2,058,017
     6.05%, 1/01/17 .................................................................        5,135,000           5,585,494
  Solano County COP, GO, MBIA Insured, 5.00%, 11/01/32 ..............................       25,665,000          25,906,508
  South Gate PFAR, Tax Allocation, Redevelopment Project No. 1, AMBAC Insured, 5.875%,
   9/01/24 ..........................................................................        8,505,000           8,787,961
  South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
   5.00%, 10/01/32 ..................................................................        6,475,000           6,538,390
  South Napa Waste Management Authority Revenue, Solid Waste Transfer Facilities Project,
   6.50%, 2/15/14 ...................................................................        4,500,000           4,651,155
  South Orange County PFA Special Tax Revenue, Foothill Area, Series C, FGIC Insured,
   5.75%, 8/15/18 ...................................................................        5,000,000           5,244,150
  Southern California HFA, SFMR,
     GNMA Secured, 7.625%, 10/01/22 .................................................          595,000             595,547
     Series A, GNMA Secured, 6.75%, 9/01/22 .........................................           55,000              55,108
  Southern California Public Power Authority Power Project Revenue,
     6.75%, 7/01/13 .................................................................       10,000,000          12,245,700
     Multi-Purpose Projects, 6.00%, 7/01/18 .........................................       29,645,000          29,728,006


40 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Southern California Public Power Authority Project Revenue, Magnolia Power Project, Series A,
   AMBAC Insured, 5.00%, 7/01/36 ....................................................   $   15,800,000   $      15,944,412
  Southern California Public Power Authority Transmission Project Revenue, Southern
   Transmission Project, 6.125%, 7/01/18 ............................................        1,135,000           1,149,755
  Southern Public Power Authority Power Projects Revenue,Series A, AMBAC Insured, 5.00%,
   7/01/33 ..........................................................................       15,620,000          15,774,950
  Stockton COP, Essential Services Building Parking Facility,
     5.875%, 8/01/23 ................................................................        2,295,000           2,413,835
     6.00%, 8/01/31 .................................................................        6,585,000           6,934,203
  Stockton Health Facilities Revenue, St. Joseph Medical Center, Series A, MBIA Insured,
   5.50%, 6/01/23 ...................................................................        5,000,000           5,121,450
  Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA
   Insured, 5.95%, 7/01/17 ..........................................................        5,095,000           5,761,120
  Stockton Revenue COP, Wastewater System Project, Series A, MBIA Insured, 5.20%, 9/01/29   19,160,000          19,616,774
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 .........        9,110,000           9,354,877
  Stockton USD, GO, MBIA Insured, 5.00%, 1/01/28 ....................................        5,335,000           5,401,581
  Suisun City COP, Civic Center Project, Refunding, 6.45%, 11/01/15 .................        2,105,000           2,153,036
  Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project, Refunding,
   MBIA Insured,
     6.00%, 10/01/18 ................................................................        3,285,000           3,350,700
     5.90%, 10/01/23 ................................................................        3,180,000           3,243,600
  Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 .................................        7,840,000           7,958,306
  Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 ..................        7,990,000           8,138,135
  Temecula Valley USD, GO,
     Series D, FGIC Insured, 6.00%, 9/01/14 .........................................        1,250,000           1,286,450
     Series D, FGIC Insured, 6.125%, 9/01/19 ........................................        3,110,000           3,202,149
     Series E, FSA Insured, 6.35%, 9/01/19 ..........................................        5,460,000           5,999,448
  Thousand Oaks RDA,
     MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured, 5.75%, 11/01/27         7,530,000           7,818,550
     Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA Insured,
      5.375%, 12/01/25 ..............................................................       24,485,000          25,607,882
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset
   Backed Bonds, Series B, 5.00%, 6/01/28 ...........................................       17,390,000          13,933,216
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Asset
   Backed Bonds,
     Senior Series A, 5.50%, 6/01/36 ................................................       80,500,000          61,748,330
     Senior Series A, 5.625%, 6/01/43 ...............................................      123,165,000          92,804,827
     Subordinate, Series B, 6.00%, 6/01/43 ..........................................       63,635,000          50,600,643
  Tobacco Securitization Authority Tobacco Settlement Revenue, Series A,
     5.25%, 6/01/31 .................................................................        6,800,000           5,351,736
     5.375%, 6/01/41 ................................................................       30,250,000          21,924,292
  Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31      4,385,000           4,472,393
  Trabuco Canyon PFA, Special Tax Revenue, Refunding,
     Series A, FSA Insured, 6.00%, 10/01/10 .........................................       13,775,000          16,336,186
     Series A, FSA Insured, 6.10%, 10/01/15 .........................................       13,220,000          16,141,488
     Series C, FSA Insured, 6.00%, 7/01/12 ..........................................        3,040,000           3,620,701
     Series C, FSA Insured, 6.10%, 7/01/19 ..........................................        5,215,000           6,334,087


                                                          Semiannual Report | 41

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Tracy CFD Special Tax, No. 98-1 Plan C Properties,
     5.875%, 8/01/23 ................................................................   $    6,375,000   $       6,451,946
     6.00%, 8/01/26 .................................................................        8,265,000           8,340,542
  Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%,
   10/01/27 .........................................................................        5,000,000           5,089,600
  Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17     5,000,000           5,461,950
  Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project, Refunding, 7.50%,
   1/01/17 ..........................................................................       41,245,000          42,268,288
  Tulare Local Health Care District Health Facilities Revenue, 5.20%, 12/01/21 ......        4,455,000           4,508,505
  Tustin USD, Special Tax, CFD No. 97-1, 6.375%, 9/01/35 ............................        8,645,000          10,525,979
  Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project, AMBAC
   Insured, 5.75%, 10/01/33 .........................................................        5,190,000           5,734,120
  University of California Revenues, Multiple Purpose Projects, Series 0, FGIC Insured,
   5.00%, 9/01/23 ...................................................................        9,200,000           9,418,868
  University of California COP, UCLA Center Chiller/Cogeneration Project, Refunding,
     5.50%, 11/01/17 ................................................................       13,940,000          14,268,287
     5.60%, 11/01/20 ................................................................       14,880,000          15,231,466
  University of California Revenues,
     Multi-Purpose Projects, Refunding, Series C, AMBAC Insured, 5.00%, 9/01/23 .....       12,090,000          12,194,578
     Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 .................       20,575,000          21,191,838
     Multiple Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/26 ..............       13,430,000          13,612,648
     Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 ...................        5,000,000           5,045,300
     Series O, FGIC Insured, 5.25%, 9/01/34 .........................................       61,235,000          63,121,650
  Upland COP,
     Refunding, Mortgage Insured, 5.50%, 1/01/07 ....................................        4,935,000           5,319,831
     San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ......................       11,210,000          12,577,284
  Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ......................................        5,220,000           4,241,198
  Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 .....        2,355,000           2,365,338
  Virgin Islands PFAR, senior lien,
     Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ..........................        7,000,000           7,150,570
     Refunding, Series A, 5.50%, 10/01/14 ...........................................        3,865,000           4,122,448
  Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment
     Project Area, 5.875%, 9/01/37 ..................................................        5,000,000           5,126,500
     MBIA Insured, 5.50%, 9/01/23 ...................................................       11,810,000          12,481,753
  Vista Joint Powers Financing Authority Revenue, Series A, 7.625%, 2/01/20 .........        3,675,000           3,738,063
  Washington Township Hospital District Revenue,
     AMBAC Insured, 5.25%, 7/01/23 ..................................................        5,000,000           5,089,600
     Health Care District Revenue, 5.25%, 7/01/29 ...................................        6,500,000           6,503,575
  Watsonville Insured Hospital Revenue, Watsonville Community Hospital, Series A,
     Pre-Refunded, 6.30%, 7/01/15 ...................................................        3,990,000           4,433,129
     6.35%, 7/01/24 .................................................................        5,435,000           6,043,340
  Watsonville RDA, Tax Allocation, Watsonville Redevelopment Project, 6.30%, 8/01/06         1,745,000           1,772,641
  West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A,
   AMBAC Insured, 5.50%, 8/01/22 ....................................................        4,000,000           4,308,640
  West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 .......................        6,250,000           6,323,937
  Westlands Water District Revenue COP,
     5.00%, 9/01/26 .................................................................       13,150,000          13,344,620
     MBIA Insured, 5.00%, 9/01/34 ...................................................       13,500,000          13,636,080



42 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
     5.60%, 6/01/22 .................................................................   $   14,285,000   $      14,571,129
     5.75%, 6/01/31 .................................................................       28,000,000          28,579,320
  William S. Hart Joint School Financing Authority Special Tax Revenue, Community Facilities,
   Refunding, FSA Insured, 6.50%, 9/01/14 ...........................................        4,000,000           4,421,600
  William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ..................        8,685,000           8,806,677
                                                                                                         ------------------
  TOTAL BONDS (COST $11,321,692,696) ................................................                       11,773,295,400
                                                                                                         ------------------
  ZERO COUPON BONDS/STEP-UP BONDS 12.1%
  Alameda Corridor Transportation Authority Revenue, Series 1999 A-Capital Appreciation Bonds,
   10/01/31 .........................................................................       15,500,000           3,366,135
  Anaheim PFA, Lease Revenue, Capital Appreciation, Public Improvements Project,
     Series C, FSA Insured,
     9/01/24 ........................................................................       26,855,000           8,866,984
     9/01/26 ........................................................................       29,430,000           8,623,873
     9/01/27 ........................................................................       22,860,000           6,334,506
     9/01/28 ........................................................................        8,425,000           2,207,182
     9/01/29 ........................................................................        4,320,000           1,069,805
     9/01/32 ........................................................................       13,665,000           2,854,892
     9/01/33 ........................................................................       37,070,000           7,315,023
  Anaheim Public Financing Authority Lease Revenue, Capital Appreciation, Public
   Improvement Projects, Series C, FSA Insured, 9/01/34 .............................       12,485,000           2,333,571
  Anaheim UHSD, GO, Capital Appreciation, Series A, FSA Insured, 8/01/26 ............        8,570,000           2,522,494
  Baldwin Park RDA, Tax Allocation, San Gabriel, Refunding, Series A, ETM,
     2/01/04 ........................................................................          575,000             572,838
     2/01/05 ........................................................................          585,000             575,400
  Beaumont USD, COP, Series A, FSA Insured, 1/01/29 .................................        6,835,000           7,109,767
  California Community College Financing Authority Lease Revenue, AMBAC Insured,
   6/01/33 ..........................................................................        5,500,000           1,084,380
  California Educational Facilities Authority Revenue,
     Loyola Marymount University, MBIA Insured, 10/01/32 ............................        8,435,000           1,650,983
     Loyola Marymount University, MBIA Insured, 10/01/33 ............................        8,435,000           1,547,991
     Loyola Marymount University, MBIA Insured, 10/01/34 ............................        8,435,000           1,451,326
     Loyola Marymount University, MBIA Insured, 10/01/35 ............................        8,435,000           1,360,734
     Loyola Marymount University, MBIA Insured, 10/01/36 ............................        8,435,000           1,275,794
     Loyola Marymount University, MBIA Insured, 10/01/37 ............................        8,435,000           1,196,167
     Loyola Marymount University, MBIA Insured, 10/01/38 ............................        8,435,000           1,121,518
     Loyola Marymount University, MBIA Insured, 10/01/39 ............................        8,435,000           1,051,507
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/26 .................        7,620,000           2,222,906
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/27 .................        7,365,000           2,031,709
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/28 .................        4,120,000           1,074,537
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/30 .................        5,685,000           1,324,548
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/31 .................        7,615,000           1,676,442
     Loyola Marymount University, Refunding, MBIA Insured, 10/01/32 .................        7,615,000           1,583,692
     Santa Clara University, AMBAC Insured, 9/01/26 .................................        5,800,000           1,699,574
  California Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A,
   ETM, 10/01/11 ....................................................................       13,970,000           9,864,776


                                                          Semiannual Report | 43

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS/STEP-UP BONDS (CONT.)
  California HFAR,
     AMT, Home Mortgage, Series K, MBIA Insured, 2/01/33 ............................   $   28,950,000   $       5,019,351
     Capital Appreciation, Home Mortgage, Series T, MBIA Insured, 8/01/32 ...........       12,040,000           2,393,070
     Home Mortgage, Capital Appreciation, Series A, 8/01/16 .........................          575,000             164,456
     Home Mortgage, Series N, AMBAC Insured, 8/01/31 ................................       47,580,000          32,304,441
     Home Mortgage, Series Q, AMBAC Insured, 2/01/33 ................................       37,010,000           7,056,697
     Series B, FSA Insured, 8/01/31 .................................................       11,500,000           2,459,850
     Series E, MBIA Insured, 2/01/21 ................................................        9,500,000           3,717,920
     Series E, MBIA Insured, 2/01/32 ................................................       29,535,000           5,677,513
     Series G, 8/01/22 ..............................................................       52,350,000          17,654,514
     Series G, 2/01/33 ..............................................................       16,375,000           2,820,430
  California State GO,
     Principal Eagles II, Series 3, 3/01/09 .........................................        7,500,000           6,333,075
     Principal Eagles II, Series 4, 6/01/06 .........................................       10,000,000           9,519,300
     Principal Eagles II, Series 6, 3/01/09 .........................................        5,000,000           4,222,050
     Principal M-Raes, Series 8, 4/01/09 ............................................        9,000,000           7,600,410
  California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care, Refunding, ETM,
     8/01/09 ........................................................................        6,450,000           5,428,643
     8/01/10 ........................................................................        6,745,000           5,376,102
     8/01/11 ........................................................................        3,115,000           2,363,195
  Campbell USD, Series B, FGIC Insured,
     8/01/20 ........................................................................        5,000,000           2,188,750
     8/01/21 ........................................................................        6,280,000           2,572,225
  Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, 11/01/15 .......        6,810,000           4,083,344
  Contra Costa Home Mortgage Finance Authority HMR,
     Mandatory Sinking Fund 3/01/08, MBIA Insured, Pre-Refunded, 9/01/17 ............        9,635,000           2,961,606
     Mandatory Sinking Fund 3/01/09, MBIA Insured, Pre-Refunded, 9/01/17 ............        8,615,000           2,815,124
     Mandatory Sinking Fund 3/01/10, MBIA Insured, Pre-Refunded, 9/01/17 ............        7,700,000           2,685,144
     Mandatory Sinking Fund 9/01/08, MBIA Insured, Pre-Refunded, 9/01/17 ............        8,095,000           2,596,552
     Mandatory Sinking Fund 9/01/09, MBIA Insured, Pre-Refunded, 9/01/17 ............        7,135,000           2,427,612
     Mandatory Sinking Fund 9/01/10, MBIA Insured, Pre-Refunded, 9/01/17 ............        6,275,000           2,275,566
     MBIA Insured, Pre-Refunded, 9/01/17 ............................................       10,770,000           3,069,989
  Contra Costa School Financing Authority Revenue, Capital Appreciation, Antioch USD
   Community, Series B, 9/01/07 .....................................................          640,000             548,582
  Covina-Valley USD, GO, Capital Appreciation, Election of 2001, Series B, FGIC Insured,
     6/01/25 ........................................................................        3,130,000             986,920
     6/01/26 ........................................................................        3,265,000             969,640
     6/01/27 ........................................................................        5,265,000           1,478,623
     6/01/28 ........................................................................        5,505,000           1,461,743
  El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
     8/01/16 ........................................................................        2,050,000           1,084,348
     8/01/22 ........................................................................       11,485,000           4,158,604
     8/01/27 ........................................................................       11,495,000           3,090,086
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
     12/01/19 .......................................................................        2,775,000           1,239,260
     12/01/20 .......................................................................        2,765,000           1,151,512
     12/01/21 .......................................................................        4,195,000           1,631,016
     12/01/22 .......................................................................        4,195,000           1,519,681


44 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS/STEP-UP BONDS (CONT.)
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured, (cont.)
     12/01/23 .......................................................................   $    4,195,000   $       1,407,716
     12/01/24 .......................................................................        4,200,000           1,313,256
     12/01/25 .......................................................................        6,355,000           1,868,751
     12/01/26 .......................................................................        6,355,000           1,756,458
     12/01/27 .......................................................................        6,355,000           1,657,702
     12/01/28 .......................................................................        6,355,000           1,564,156
  Foothill-De Anza Community College District GO,
     Capital Appreciation, MBIA Insured, 8/01/27 ....................................        5,205,000           1,448,760
     MBIA Insured, 8/01/26 ..........................................................        5,290,000           1,557,059
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, 1/15/25 .......................................       57,000,000          15,637,950
     Capital Appreciation, Refunding, 1/15/30 .......................................       98,460,000          19,682,154
     Capital Appreciation, Refunding, 1/15/31 .......................................       14,635,000           2,715,671
     Capital Appreciation, Refunding, 1/15/34 .......................................      100,000,000          15,418,000
     Capital Appreciation, Refunding, 1/15/36 .......................................      182,160,000          24,822,943
     Capital Appreciation, Refunding, 1/15/38 .......................................      160,560,000          19,339,452
     Capital Appreciation, Refunding, MBIA Insured, 1/15/21 .........................       51,180,000          18,055,792
     Capital Appreciation, Refunding, MBIA Insured, 1/15/37 .........................      170,615,000          21,859,194
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20       49,500,000          34,301,520
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27      80,835,000          54,951,633
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28      80,500,000          54,665,940
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29     112,230,000          76,137,954
     Capital Appreciation, senior lien, Series A, ETM, 1/01/22 ......................       30,835,000          12,391,045
     Capital Appreciation, senior lien, Series A, ETM, 1/01/23 ......................        5,765,000           2,183,148
     Capital Appreciation, senior lien, Series A, ETM, 1/01/24 ......................       72,045,000          25,584,620
     Capital Appreciation, senior lien, Series A, ETM, 1/01/28 ......................        2,000,000             562,660
     Convertible Capital Appreciation, Refunding, 1/15/23 ...........................       10,000,000           6,883,200
     Convertible Capital Appreciation, Refunding, 1/15/26 ...........................       30,000,000          20,580,600
     Convertible Capital Appreciation, Refunding, 1/15/32 ...........................      100,000,000          17,445,000
     Convertible Capital Appreciation, Refunding, 1/15/33 ...........................      132,460,000          21,723,440
     Convertible Capital Appreciation, Refunding, 1/15/35 ...........................       20,000,000           2,899,000
     Convertible Capital Appreciation, senior lien, Series A, ETM, zero cpn. to 1/01/05,
      7.05% thereafter, 1/01/09 .....................................................       10,000,000          11,219,300
     Convertible Capital Appreciation, senior lien, Series A, Pre-Refunded, zero cpn. to
      1/01/05, 7.15% thereafter, 1/14-Jan ...........................................        5,500,000           6,370,155
     Senior lien, Series A, ETM, 1/01/25 ............................................       20,660,000           6,842,179
     Senior lien, Series A, ETM, 1/01/26 ............................................       23,475,000           7,348,614
     Senior lien, Series A, ETM, 1/01/27 ............................................       15,000,000           4,466,700
     Senior lien, Series A, ETM, 1/01/29 ............................................       35,310,000           9,381,161
     Senior lien, Series A, Pre-Refunded, 1/01/12 ...................................        8,000,000           9,247,920
  Glendale Community College District GO, FGIC Insured, 8/01/28 .....................       15,000,000           3,947,400
  Huntington Beach City and School District, Capital Appeciation, Election 2002, Series A,
   FGIC Insured, 8/01/28 ............................................................       10,005,000           2,632,916
  Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
   1/15/19 ..........................................................................        6,360,000           3,021,890
  Los Angeles Convention and Exhibition Center Authority COP, Series 1985, ETM,
   12/01/05 .........................................................................       26,750,000          25,983,345


                                                          Semiannual Report | 45

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS/STEP-UP BONDS (CONT.)
  Modesto High School District Stanislaus County GO, Capital Appreciation, Series A,
   FGIC Insured,
     8/01/21 ........................................................................   $    9,660,000   $       3,956,639
     8/01/23 ........................................................................       10,815,000           3,840,731
     5/01/27 ........................................................................       12,770,000           3,602,417
  New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 ..........       14,700,000           5,022,696
  Palmdale CRDA, Tax Allocation, Merged Project, sub. lien, AMBAC Insured, zero cpn. to
   12/01/04, 5.50% thereafter, 12/01/29 .............................................        3,255,000           3,176,196
  Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, 12/01/17 .........        4,090,000           1,795,101
  Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 .................................       19,095,000           7,080,617
  Pittsburg RDA Tax Allocation, Los Medanos Community Development Project, AMBAC
   Insured, 8/01/29 .................................................................        9,145,000           2,274,819
  Rancho Water District Financing Authority Revenue, AMBAC Insured,
     8/15/16 ........................................................................        8,605,000           4,853,822
     8/15/17 ........................................................................       13,605,000           7,231,466
     8/15/18 ........................................................................       13,605,000           6,799,779
  Rialto USD, GO, Series A, FGIC Insured, 6/01/19 ...................................       13,985,000           6,633,085
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
   MBIA Insured,
     6/01/23 ........................................................................       14,160,000           5,024,251
     6/01/24 ........................................................................       13,005,000           4,264,600
  Riverside County Board of Education COP, Capital Appreciation Financing Projects,
   Series A, 11/01/05 ...............................................................          905,000             854,374
  Riverside County SFMR, Capital Appreciation Mortgage,
     Series A, GNMA Secured, ETM, 9/01/14 ...........................................       20,220,000          13,138,956
     Series A, GNMA Secured, ETM, 11/01/20 ..........................................       25,055,000          10,708,256
     Series B, GNMA Secured, ETM, 6/01/23 ...........................................       26,160,000           9,516,223
  Rocklin USD, GO,
     Capital Appreciation, Series A, FGIC Insured, 9/01/08 ..........................        3,660,000           3,242,723
     Capital Appreciation, Series A, FGIC Insured, 9/01/09 ..........................        4,100,000           3,448,305
     Capital Appreciation, Series A, FGIC Insured, 9/01/10 ..........................        4,595,000           3,644,892
     Capital Appreciation, Series A, FGIC Insured, 9/01/11 ..........................        5,145,000           3,864,667
     Capital Appreciation, Series A, FGIC Insured, 9/01/12 ..........................        5,760,000           4,064,832
     Capital Appreciation, Series A, FGIC Insured, 9/01/16 ..........................       33,960,000          19,117,782
     Election of 2002, FGIC Insured, 8/01/25 ........................................        8,160,000           2,550,245
     Election of 2002, FGIC Insured, 8/01/26 ........................................        8,695,000           2,559,286
     Election of 2002, FGIC Insured, 8/01/27 ........................................        9,080,000           2,527,327
     Election of 2002, FGIC Insured, 8/01/28 ........................................       16,615,000           4,372,403
  Roseville City School District GO, Capital Appreciation, Series A,
     8/01/11 ........................................................................        3,115,000           2,311,112
     8/01/17 ........................................................................       30,770,000          15,291,152
  Roseville Joint UHSD, Capital Appreciation, Series A,
     8/01/10 ........................................................................        1,820,000           1,433,214
     8/01/11 ........................................................................        1,965,000           1,463,493
     8/01/17 ........................................................................       18,155,000           9,013,776


46 |  Semiannual Report

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS/STEP-UP BONDS (CONT.)
  San Diego USD, GO, Capital Appreciation Bond, Series A, FGIC Insured,
     7/01/21 ........................................................................   $   12,160,000   $       5,001,408
     7/01/22 ........................................................................        8,440,000           3,242,057
     7/01/23 ........................................................................       11,120,000           3,966,282
  San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
   Capital Appreciation,
     7/01/05 ........................................................................       12,820,000          12,449,117
     7/01/06 ........................................................................       11,320,000          10,730,002
     7/01/07 ........................................................................        4,570,000           4,174,832
     7/01/08 ........................................................................        7,785,000           6,829,236
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
     ETM, 1/01/25 ...................................................................        5,700,000           1,907,391
     ETM, 1/01/28 ...................................................................       33,545,000           9,549,255
     ETM, 1/01/29 ...................................................................       37,050,000           9,965,339
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, (cont.)
     Refunding, Series A, 1/15/16 ...................................................       19,500,000          15,242,955
     Refunding, Series A, 1/15/17 ...................................................       17,000,000          13,080,310
     Refunding, Series A, 1/15/18 ...................................................       60,000,000          45,879,600
     Refunding, Series A, 1/15/19 ...................................................       57,000,000          43,609,560
     Refunding, Series A, 1/15/20 ...................................................       80,000,000          60,778,400
     Refunding, Series A, 1/15/22 ...................................................       90,000,000          66,976,200
     Refunding, Series A, 1/15/23 ...................................................       80,000,000          59,339,200
     Refunding, Series A, 1/15/24 ...................................................       80,000,000          59,155,200
  San Jose USD, COP, Refunding, FSA Insured,
     1/01/27 ........................................................................        7,105,000           2,040,485
     1/01/29 ........................................................................        7,105,000           1,823,782
  San Juan USD, GO, Election of 1998, Series B, MBIA Insured,
     8/01/26 ........................................................................       15,825,000           4,657,930
     8/01/27 ........................................................................       18,605,000           5,178,516
     8/01/28 ........................................................................       19,470,000           5,123,725
  San Mateo UHSD, GO, Capital Appreciation Election of 2000, Series B, FGIC Insured,
     9/01/22 ........................................................................        5,000,000           1,904,400
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 8/01/27 ...       21,000,000          20,724,900
  Southern California Public Power Authority Power Project Revenue, Refunding, Series A,
     AMBAC Insured, 7/01/11 .........................................................       12,000,000           9,068,280
     7/01/12 ........................................................................       16,890,000          11,997,305
     7/01/13 ........................................................................       16,000,000          10,722,400
  Stockton East Water District COP,
     1990 Project, Series B, ETM, 4/01/05 ...........................................       28,575,000          83,453,288
     Refunding, Series B, 4/01/16 ...................................................      103,885,000          55,370,705
  Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
   Series A, 10/01/28 ...............................................................       17,855,000           4,382,153
  Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, 9/01/23 ........           16,000              44,192
                                                                                                         ------------------
  TOTAL ZERO COUPON BONDS/STEP-UP BONDS (COST $1,582,874,086) .......................                        1,652,001,994
                                                                                                         ------------------
  TOTAL LONG TERM INVESTMENTS (COST $12,904,566,782) ................................                       13,425,297,394
                                                                                                         ------------------



                                                          Semiannual Report | 47

Franklin California Tax-Free Income Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.1%
b California State Department of  Water Resources Power Supply Revenue,
     Series B-5, Daily VRDN and Put, 1.15%, 5/01/22 .................................   $    3,000,000   $       3,000,000
     Series B-6, Daily VRDN and Put, 1.20%, 5/01/22 .................................        5,500,000           5,500,000
b Irvine 1915 Act, Special Assessment,
     AD No. 00-18, Series A, Daily VRDN and Put, 1.20%, 9/02/26 .....................        7,700,000           7,700,000
     AD No. 94-13, Daily VRDN and Put, 1.20%, 9/02/22 ...............................        3,416,000           3,416,000
     AD No. 97-13, Daily VRDN and Put, 1.20%, 9/02/23 ...............................        1,400,000           1,400,000
b Irvine Ranch Water District GO, No. 105, 140, 240 and 250, Daily VRDN and Put, 1.15%,
   1/01/21 ..........................................................................       13,300,000          13,300,000
b Irvine Ranch Water District Revenue,
     Consolidated Bonds, Refunding, Series B, Daily VRDN and Put, 1.23%, 10/01/09 ...        5,250,000           5,250,000
     Consolidated District No. 105, 250 and 290, Daily VRDN and Put, 1.20%, 8/01/16 .        1,000,000           1,000,000
     Joint Powers Agency, Consolidated Bonds, DATES, Series C, Daily VRDN and Put,
      1.20%, 10/01/10 ...............................................................        3,500,000           3,500,000
b Los Angeles Water and Power Revenue, Sub Series B-2, Weekly VRDN and Put,
   1.20%, 7/01/35 ...................................................................       12,250,000          12,250,000
b Metropolitan Water District Southern California Waterworks Revenue,
     Refunding, Series B-1, Daily VRDN and Put, 1.20%, 7/01/35 ......................       26,150,000          26,150,000
     Series C-1, Daily VRDN and Put, 1.19%, 7/01/36 .................................       21,725,000          21,725,000
     Series C-2, Daily VRDN and Put, 1.10%, 7/01/36 .................................       21,860,000          21,860,000
b Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Series C, Daily VRDN and
   Put, 1.23%, 10/01/26 .............................................................        2,700,000           2,700,000
b Orange County Sanitation Districts COP, Refunding,
     Series A, Daily VRDN and Put, 1.20%, 8/01/29 ...................................        9,090,000           9,090,000
     Series B, Daily VRDN and Put, 1.20%, 8/01/30 ...................................        9,800,000           9,800,000
                                                                                                         ------------------
  TOTAL SHORT TERM INVESTMENTS (COST $147,641,000) ..................................                          147,641,000
                                                                                                         ------------------
  TOTAL INVESTMENTS (COST $13,052,207,782) 99.0% ....................................                       13,572,938,394
  OTHER ASSETS, LESS LIABILITIES 1.0% ...............................................                          141,223,974
                                                                                                         ------------------
  NET ASSETS 100.0% .................................................................                    $  13,714,162,368
                                                                                                         ------------------



a See Note 6 regarding defaulted securities.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.




48 | See notes to financial statements. | Semiannual Report

Franklin California Tax-Free Income Fund

GLOSSARY OF TERMS

1915 ACT     -  Improvement Bond Act of 1915
ABAG         -  The Association of Bay Area Governments
AD           -  Assessment District
AMBAC        -  American Municipal Bond Assurance Corp.
BART         -  Bay Area Rapid Transit
CDA          -  Community Development Authority/Agency
CFD          -  Community Facilities District
CHFCLP       -  California Health Facilities Construction Loan Program
COP          -  Certificate of Participation
CRDA         -  Community Redevelopment Authority/Agency
CSAC         -  County Supervisors Association of California
DATES        -  Demand Adjustable Tax-Exempt Securities
ETM          -  Escrow to Maturity
FGIC         -  Financial Guaranty Insurance Co.
FHA          -  Federal Housing Authority/Agency
FNMA         -  Federal National Mortgage Association
FSA          -  Financial Security Assistance
GNMA         -  Government National Mortgage Association
GO           -  General Obligation
HFA          -  Housing Finance Authority/Agency
HFAR         -  Housing Finance Authority/Agency Revenue
HFR          -  Home Financial Revenue
HMR          -  Home Mortgage Revenue
ID           -  Improvement District
IDR          -  Industrial Development Revenue
MBIA         -  Municipal Bond Investors Assurance Corp.
MBS          -  Mortgage-Backed Securities
MFHR         -  Multi-Family Housing Revenue
MFMR         -  Multi-Family Mortgage Revenue
MFR          -  Multi-Family Revenue
MTA          -  Metropolitan Transit Authority
MUD          -  Municipal Utility District
PBA          -  Public Building Authority
PCFA         -  Pollution Control Financing Authority
PCR          -  Pollution Control Revenue
PFA          -  Public Financing Authority
PFAR         -  Public Financing Authority Revenue
PUD          -  Public Utility District
RDA          -  Redevelopment Authority/Agency
RDAR         -  Redevelopment Agency Revenue
RMR          -  Residential Mortgage Revenue
SFHMR        -  Single Family Home Mortgage Revenue
SFM          -  Single Family Mortgage
SFMR         -  Single Family Mortgage Revenue
UHSD         -  Unified High School District
USD          -  Unified School District



                                                          Semiannual Report | 49

Franklin California Tax-Free Income Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (unaudited)

Assets:
 Investments in securities:
  Cost .............................................................................    $13,052,207,782
                                                                                        ---------------
  Value ............................................................................     13,572,938,394
  Cash .............................................................................          2,904,233
 Receivables:
  Capital shares sold ..............................................................          5,571,488
  Interest .........................................................................        171,169,123
                                                                                        ---------------
      Total assets .................................................................     13,752,583,238
                                                                                        ---------------
Liabilities:
 Payables:
  Investment securities purchased ..................................................          9,843,263
  Capital shares redeemed ..........................................................         17,882,567
  Affiliates .......................................................................          7,526,582
  Shareholders .....................................................................          3,095,522
 Other liabilities .................................................................             72,936
                                                                                        ---------------
      Total liabilities ............................................................         38,420,870
                                                                                        ---------------
        Net assets, at value .......................................................    $13,714,162,368
                                                                                        ---------------
Net assets consist of:
 Undistributed net investment income ...............................................    $    28,148,459
 Net unrealized appreciation (depreciation) ........................................        520,730,612
 Accumulated net realized gain (loss) ..............................................            303,083
 Capital shares ....................................................................     13,164,980,214
                                                                                        ---------------
Net assets, at value ...............................................................    $13,714,162,368
                                                                                        ---------------



50 |  Semiannual Report

Franklin California Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2003 (unaudited)

CLASS A:
 Net assets, at value .............................................................   $12,791,485,476
                                                                                       ---------------
 Shares outstanding ...............................................................     1,784,582,855
                                                                                       ---------------
 Net asset value per sharea .......................................................             $7.17
                                                                                       ---------------
 Maximum offering price per share (Net asset value per share / 95.75%) ............             $7.49
                                                                                       ---------------
CLASS B:
 Net assets, at value .............................................................    $  391,346,621
                                                                                       ---------------
 Shares outstanding ...............................................................        54,652,698
                                                                                       ---------------
 Net asset value and maximum offering price per sharea ............................             $7.16
                                                                                       ---------------
CLASS C:
 Net assets, at value .............................................................    $  517,499,013
                                                                                       ---------------
 Shares outstanding ...............................................................        72,290,088
                                                                                       ---------------
 Net asset value per sharea .......................................................             $7.16
                                                                                       ---------------
 Maximum offering price per share (Net asset value per share / 99%) ...............             $7.23
                                                                                       ---------------
ADVISOR CLASS:
 Net assets, at value .............................................................    $   13,831,258
                                                                                       ---------------
 Shares outstanding ...............................................................         1,931,535
                                                                                       ---------------
 Net asset value and maximum offering price per share .............................             $7.16
                                                                                       ---------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




                     Semiannual Report | See notes to financial statements. | 51

Franklin California Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the six months ended September 30, 2003 (unaudited)

Investment income:
 Interest ......................................................................  $ 382,260,531
                                                                                  --------------
Expenses:
 Management fees (Note 3) ......................................................     31,389,690
 Distribution fees (Note 3)
  Class A ......................................................................      5,532,889
  Class B ......................................................................      1,313,695
  Class C ......................................................................      1,752,779
 Transfer agent fees (Note 3) ..................................................      1,883,048
 Custodian fees ................................................................         57,986
 Reports to shareholders .......................................................        246,827
 Registration and filing fees ..................................................         47,697
 Professional fees .............................................................         74,949
 Directors' fees and expenses ..................................................         66,871
 Other .........................................................................        433,755
                                                                                  --------------
      Total expenses ...........................................................     42,800,186
                                                                                  --------------
        Net investment income ..................................................    339,460,345
                                                                                  --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .....................................     25,926,042
 Net unrealized appreciation (depreciation) on investments .....................   (179,098,597)
                                                                                  --------------
Net realized and unrealized gain (loss) ........................................   (153,172,555)
                                                                                  --------------
Net increase (decrease) in net assets resulting from operations ................  $ 186,287,790
                                                                                  --------------




52 | See notes to financial statements. | Semiannual Report

Franklin California Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended September 30, 2003(unaudited) and the year ended March 31, 2003



                                                                                       -----------------------------------
                                                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                                       SEPTEMBER 30, 2003   MARCH 31, 2003
                                                                                       -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................................    $   339,460,345    $   692,320,881
  Net realized gain (loss) from investments ........................................         25,926,042         (6,502,457)
  Net unrealized appreciation (depreciation) on investments ........................       (179,098,597)       405,596,258
                                                                                       -----------------------------------
      Net increase (decrease) in net assets resulting from operations ..............        186,287,790      1,091,414,682
 Distributions to shareholders from:
  Net investment income:
   Class A .........................................................................       (314,597,966)      (661,377,957)
   Class B .........................................................................         (8,510,840)       (15,911,485)
   Class C .........................................................................        (11,328,775)       (22,257,958)
   Advisor Class ...................................................................           (296,104)          (418,817)
  Net realized gains:
   Class A .........................................................................                 --        (54,587,523)
   Class B .........................................................................                 --         (1,463,744)
   Class C .........................................................................                 --         (2,055,421)
   Advisor Class ...................................................................                 --            (29,533)
                                                                                       -----------------------------------
 Total distributions to shareholders ...............................................       (334,733,685)      (758,102,438)
 Capital share transactions: (Note 2)
   Class A .........................................................................       (447,092,425)        45,990,498
   Class B .........................................................................         (6,212,228)        85,056,403
   Class C .........................................................................        (14,968,137)        63,053,201
   Advisor Class ...................................................................          3,779,654          8,054,186
                                                                                       -----------------------------------
 Total capital share transactions ..................................................       (464,493,136)       202,154,288
      Net increase (decrease) in net assets ........................................       (612,939,031)       535,466,532
Net assets:
 Beginning of period ...............................................................     14,327,101,399     13,791,634,867
                                                                                       -----------------------------------
 End of period .....................................................................    $13,714,162,368    $14,327,101,399
                                                                                       -----------------------------------
Undistributed net investment income included in net assets:
 End of period .....................................................................    $    28,148,459    $    23,421,799
                                                                                       -----------------------------------




                     Semiannual Report | See notes to financial statements. | 53

Franklin California Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience the Fund expects the risk of loss to be remote.





54 |  Semiannual Report

Franklin California Tax-Free Income Fund

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At September 30, 2003, there were five billion shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                 ---------------------------------------------------------------------
                                         SIX MONTH ENDED                         YEAR ENDED
                                       SEPTEMBER 30, 2003                      MARCH 31, 2003
                                 ---------------------------------------------------------------------
                                    SHARES          AMOUNT                SHARES           AMOUNT
                                 ---------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...................   65,287,388    $  470,363,271        167,312,490     $1,205,385,749
 Shares issued in reinvestment
  of distributions .............   21,418,423       153,793,552         47,730,322        342,821,510
 Shares redeemed ............... (149,320,839)   (1,071,249,248)      (208,368,553)    (1,502,216,761)
                                 ---------------------------------------------------------------------
 Net increase (decrease) .......  (62,615,028)   $ (447,092,425)         6,674,259     $   45,990,498
                                 ---------------------------------------------------------------------
CLASS B SHARES:
 Shares sold ...................    3,907,263    $   28,243,725         14,731,939     $  106,052,670
 Shares issued in reinvestment
  of distributions .............      793,850         5,695,714          1,562,114         11,211,294
 Shares redeemed ...............   (5,629,463)      (40,151,667)        (4,472,770)       (32,207,561)
                                 ---------------------------------------------------------------------
 Net increase (decrease) .......     (928,350)   $   (6,212,228)        11,821,283     $   85,056,403
                                 ---------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ...................    6,333,593    $   45,728,271         17,491,215     $  126,020,261
 Shares issued in reinvestment
  of distributions .............    1,005,971         7,217,331          2,218,614         15,920,546
 Shares redeemed ...............   (9,502,786)      (67,913,739)       (10,960,455)       (78,887,606)
                                 ---------------------------------------------------------------------
 Net increase (decrease) .......   (2,163,222)   $  (14,968,137)         8,749,374     $   63,053,201
                                 ---------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ...................      849,523    $    6,103,179          2,561,501     $   18,470,939
 Shares issued in reinvestment
  of distributions .............       28,109           201,573             47,443            341,548
 Shares redeemed ...............     (358,611)       (2,525,098)        (1,498,419)       (10,758,301)
                                 ---------------------------------------------------------------------
 Net increase (decrease) .......      519,021    $    3,779,654          1,110,525     $    8,054,186
                                 ---------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES
Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager, principal underwriter, transfer agent, and administrative manager, respectively.





                                                          Semiannual Report | 55

Franklin California Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   MONTH-END NET ASSETS
---------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million, up to and including $10 billion
         .440%          Over $10 billion, up to and including $12.5 billion
         .420%          Over $12.5 billion, up to and including $15 billion
         .400%          Over $15 billion, up to and including $17.5 billion


Fees are further reduced on net assets over $17.5 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $748,406 and $519,629, respectively.

The Fund paid transfer agent fees of $1,883,048, of which $1,608,714 was paid to Investor Services.


4. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, bond workout expenditures, bond discounts, and losses realized subsequent to October 31 on sale of securities.

At March 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $25,301,110. For tax purposes, such losses will be reflected in the year ending March 31, 2004.





56 |  Semiannual Report

Franklin California Tax-Free Income Fund

4. INCOME TAXES (CONTINUED)

At September 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Investments at cost ...................................  $13,041,526,196
                                                         ---------------
Unrealized appreciation ...............................      748,550,703
Unrealized depreciation ...............................     (217,138,505)
                                                         ---------------
Net unrealized appreciation (depreciation) ............  $   531,412,198
                                                         ---------------



5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2003 aggregated $1,143,668,576 and $1,831,495,843, respectively.


6. CREDIT RISK, DEFAULTED SECURITIES

The Fund held defaulted securities for which the income has been deemed uncollectible. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At September 30, 2003, the value of these securities was $33,480,851 representing .24% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.





                                                          Semiannual Report | 57

Franklin California Tax-Free Income Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





58 |  Semiannual Report

                      This page intentionally left blank.

                      This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund


GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund


GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1


VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund


BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4


SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund


ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund


INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 7
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate
  U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund


TAX-FREE INCOME8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5, 6


STATE-SPECIFIC TAX-FREE INCOME8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia


VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11



1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. Upon reaching approximately $350 million in assets, the fund will close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.



09/03                                          Not part of the semiannual report

         [LOGO]
FRANKLIN[R] TEMPLETON[R]      One Franklin Parkway
       INVESTMENTS            San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN CALIFORNIA
TAX-FREE INCOME FUND


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin California Tax-Free Income Fund prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



112 S2003 11/03


Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holiday and Harris J. Ashton and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.
(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    November 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    November 28, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    November 28, 2003